Filed with the Securities and Exchange Commission on October 26, 2012

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.
Post-Effective Amendment No.	42	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	43	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

555 Taxter Road, Suite 175
Elmsford, New York 10523
(Address and Zip Code of Principal Executive Offices)

1-800-930-3828
Registrant’s Telephone Number, including Area Code

Leonid Polyakov
555 Taxter Road, Suite 175
Elmsford, New York 10523
(Name and Address of Agent for Service)

With a copy to:
Mary Jo Reilly, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 42 to the Registration Statement of Kinetics Mutual Funds, Inc. (the “Company”) is being filed to make changes to the name, investment objective and investment strategy of the Water Infrastructure Fund.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated October 26, 2012
Advisor Classes

[ ], 2012

Prospectus

www.kineticsfunds.com

The **Alternative Income** Fund
(formerly the Water Infrastructure Fund)

Advisor Class A (KWIAX)
Advisor Class C (KWICX)

A series of Kinetics Mutual Funds, Inc.

Kinetics Logo

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

THE ALTERNATIVE INCOME FUND

Investment Objectives
The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page [  ] of the Fund’s prospectus and “Purchasing Shares” beginning on page [  ] of the Fund’s statement of additional information.

Fee Table(1)
Shareholder Transaction Expenses (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Advisor Class A		Advisor Class C
Management Fees(1)		1.25%		1.25%
Distribution (Rule 12b-1) Fees		0.25%		0.75%
Other Expenses		[1.04]%		[1.04]%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	[0.79]%		[0.79]%
Acquired Fund Fees and Expenses		[0.02]%		[0.02]%
Total Annual Fund Operating Expenses(2)		[2.56]%		[3.06]%
Less: Fee Waiver(3)		[0.65]%		[0.65]%
Net Annual Fund Operating Expenses		[1.91]%		[2.41]%
(1)
This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.  The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Alternative Income Fund’s operating expenses and does not include Acquired Fund Fees and Expenses (“AFFE”).

(3)
Kinetics Asset Management LLC, the investment adviser to each portfolio (“Portfolio”) of the Kinetics Portfolio Trust (the “Investment Adviser”) has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through [January 1, 2014].  These waivers and reimbursements may be discontinued at any time by the Investment Adviser after [January 1, 2014].

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$[758]	$[1,267]	$[1,802]	$[3,258]
Advisor Class C	$[244]	$[884]	$[1,549]	$[3,329]

Portfolio Turnover.  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 69% of the average value of its portfolio.  However, that portfolio turnover rate reflects a pervious investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

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Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums.  The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for  option strategies.

The Alternative Income Portfolio may implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments, and hold cash and fixed income investments whose aggregate value is consistent with the notional value (exercise value) of the short (sold) equity option positions.  Cash flows derived from option premiums and bond income can reduce losses incurred from declines in the underlying asset prices resulting in a lower expected return volatility.  The total return potential of some of the Alternative Income Portfolio’s option strategies is limited to the option premiums collected and the total return earned by the fixed income collateral portfolio.

At the time of writing (selling) an option, the aggregated notional obligation of the option positions may not exceed 100% of the Alternative Income Portfolio’s total assets.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”).  The Alternative Income Portfolio will primarily write options on market indexes and ETFs, however, to the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers as well as, ETFs that invest in similar fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.  The Alternative Income Portfolio will not invest more than 50% of its total assets in debt securities rated below investment grade, also known as junk bonds, debt securities of emerging market countries or unrated securities which the Investment Adviser has determined to be of comparable quality.  Regardless of rating, the Alternative Income Portfolio will not invest more than 15% of its net assets in instruments that are deemed to be illiquid, and it will not purchase debt securities currently in default.  The Alternative Income Portfolio may also buy or sell U.S. Treasury note futures and buy equity puts, sell or buy equity calls, bond calls, and bond put options, and credit default swaps, as well as other derivatives, to manage risk or to enhance return.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, and will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity. The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as strike prices and expiration dates.

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In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Alternative Income Portfolio may decide to sell or cover part or all of a security’s position for several reasons, including but not limited to when:  1) the Investment Adviser believes that a security’s risk profile has become inconsistent with the Alternative Income Portfolio’s investment objective; 2) the Investment Adviser believes a security is overvalued or, in the case of option positions, if the time value of the position has decayed materially; 3) the Investment Adviser decides to reduce the Alternative Income Portfolio’s aggregate bond or option exposures in response to market events; 4) the Investment Adviser believes that a security’s fundamental characteristics have changed relative to those at the time of initial investment; 5) option assignments require the Investment Adviser to raise cash to purchase securities.  Further, the Alternative Income Portfolio will generally sell securities that are purchased as a result of option assignments.  In the event the Alternative Income Portfolio sells call options on securities held by the Alternative Income Portfolio, the Alternative Income Portfolio may be required to sell the securities should the call options be exercised.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in the securities of small and medium capitalization companies, in non-investment grade fixed income securities and in derivative instruments such and options makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

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»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio.  To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

»
Management Risk:  There is no guarantee that the Alternative Income Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:

»	wish to generate income and capital;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to international equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns.  The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the MSCI AWCI Index, Barclays U.S. Aggregate Bond Index, S&P 500® Index, CBOE S&P 500 PutWrite Index, the ISE Water Index, the Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses.  Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

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The performance shown prior to December [  ], 2012 reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  After December [  ], 2012, the Fund’s performance will reflect the new investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in [   ].

The Alternative Income Fund – Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:

Best Quarter:	2009	Q2	17.81%
Worst Quarter:	2011	Q3	-14.15%

The Fund’s year-to-date return as of September 30, 2012 was [    ]%.

The after-tax returns for the Alternative Income Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

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Average Annual Total Returns as of 12/31/2011
	1 Year	Since Inception (June 29, 2007)
The Alternative Income Fund (KWIAX) Advisor Class A
Return Before Taxes	-10.55%	-5.98%
Return After Taxes on Distributions	-11.08%	-6.16%
Return After Taxes on Distributions and Sale of Fund Shares	-6.81%	-5.07%
The Alternative Income Fund (KWICX) Advisor Class C
Return Before Taxes	-5.51%	-5.20%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
50% MSCI ACWI Index / 50% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	-1.75%
CBOE S&P 500 PutWrite Index (reflects no deductions for fees, expenses or taxes)	[ ]	[ ]
ISE Water Index (reflects no deductions for fees, expenses or taxes)	-6.27%	-1.13%
Palisades Water Index (reflects no deductions for fees, expenses or taxes)	-10.94%	-3.64%
S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)	-6.74%	-2.39%

Effective [        ], the MSCI ACWI Index, Barclays U.S. Aggregate Bond Index and a blended index of 50% MSCI ACWI Index and 50% Barclays U.S. Aggregate Bond Index has replaced the S&P 500 as a more appropriate broad-based market index. Additionally, effective [        ], CBOE S&P 500 PutWrite Index has replaced the ISE Water index and Palisades Water Index as a more appropriate comparative benchmark for the Alternative Income Fund.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	1
Murray Stahl	Director of Research	1
David Kingsley	Portfolio Manager	1
Derek Devens	Portfolio Manager	1
James Davolos	Portfolio Manager	>1

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page [  ] of this Prospectus.

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SUMMARY INFORMATION ABOUT PURCHASES, SALES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and individual retirement accounts is $100,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

THE ALTERNATIVE INCOME FUND

The Alternative Income Portfolio’s option strategy focuses on the use of options on market indexes, exchange-traded funds or companies in order to seek current income and gains. The options considered for investment are determined by fundamental analysis review by the investment Adviser’s Research team, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Alternative Income Portfolio has written.

The Alternative Income Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Alternative Income Portfolio engages in a temporary defensive strategy, the Alternative Income Portfolio, and therefore the Alternative Income Fund, may not achieve its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund.  The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in the best interests of the Alternative Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.

ADDITIONAL INFORMATION ABOUT THE RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are described previously in the Fund’s summary section of this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Fund.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in the Fund are substantially identical to the risks associated with the Fund’s investment in the Portfolio.  The following describes the primary risks to the Fund that invests in its Portfolio due to the Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor its Portfolio can give any assurance that its investment objective will be achieved.

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Market Risk
The NAV of the Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk
Under certain circumstances the Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio realizes capital gains when it sells its portfolio investments owners of the Portfolio will be taxable on the capital gains on a flow through basis.  For more information see the heading “Taxes”.  The trading costs and tax effects associated with such portfolio turnover may adversely affect the Portfolio’s performance under these circumstances, and large movements of assets into and out of the Portfolio may negatively impact the Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Cash collateral may be invested by the Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner. In addition, invested collateral will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of the collateral.

Non-Diversification
The Portfolio and the Fund are non-diversified funds and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing
The Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  The Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

Derivatives Risk
The Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

The Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) the Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively.  In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed-income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

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Exchange-Traded Funds (ETFs)
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies
The Portfolio may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Investment Adviser, but generally may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.  ETFs are considered investment companies for purposes of these limitations.

The Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions.  Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of the Portfolio’s investments in investment companies.  These policies and procedures require, among other things, that (i) the Investment Adviser conducts the Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by the Portfolio in an investment companies, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Among other things, the Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Credit Default Swap Agreements
The Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

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Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market.  If the Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid.  In addition, if the Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)
The Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return.  These instruments are privately negotiated over-the-counter derivative products.  A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.  The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

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Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828.  In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of the Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of the Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management LLC (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of eight mutual funds with discretionary management authority over approximately $[  ] billion in assets as of September 30, 2012.  The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics, LLC.

The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 1.25% of the Portfolio’s average daily net assets.  However, as a result of fee waivers for the Fund, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2011 were 0.60%.

Horizon Asset Management, LLC (“Horizon”), a wholly-owned subsidiary of Horizon Kinetics, LLC, provides certain research services to the Portfolio and does not receive a fee for such services.

A discussion regarding the basis of the Board of Trustees’ approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2012.

Kinetics, as the Investment Adviser to the Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities. Their services are not exclusive to the Portfolio and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio) or from engaging in other activities.

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio’s investment team.  The following persons are members of the Portfolio’s investment team:  Peter B. Doyle, Murray Stahl, David Kingsley, Derek Devens and James Davolos.  Murray Stahl and Derek Devens serve as Co-Portfolio Managers of the Portfolio, while Peter Doyle, David Kingsley and James Davolos serve as members of the Investment Team.

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Peter B. Doyle is Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon.

Murray Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.

David Kingsley served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.

James Davolos joined Kinetics in 2005 as an analyst and has responsibility for coverage across all sectors and asset classes, with a focus on emerging markets.

In 2010, Derek Devens joined Horizon.  Previously, Mr. Devens was a Vice President at Goldman, Sachs & Co. beginning in 2004, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

Shares of each Class of the Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”).  The NAVs are determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of the Fund’s Classes.

The Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  The Portfolio may use independent pricing services to assist in calculating the NAV per share of the Portfolio.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  If a composite price is not available, the mean of the highest bid price and lowest ask priced on the exchange where the option or future is traded will be used.  If neither a composite price or a mean of the highest bid price and lowest ask price is available, the security will be valued at the last quoted sales price.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of the Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

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The Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued at evaluated mean by a third party pricing vendor which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $100,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all accounts types.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC (in such capacity, the “Transfer Agent”).

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Investing by Telephone
If you have completed the Telephone and Internet Options – Purchase (EFT) section of the Advisor Class New Account Application (the “Application”), you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share plus any applicable sales charge determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

There is no minimum on telephone purchases.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to The Alternative Income Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Alternative Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

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	Wire to:	U.S. Bank, N.A.
»	ABA Number:	075000022
»	Credit:	U.S. Bancorp Fund Services, LLC
»	Account:	112-952-137
»	Further Credit:	Kinetics Mutual Funds, Inc.
The Alternative Income Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire.  You may also purchase additional shares on-line if you have established an on-line account.  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  Redemption requests may also be placed on-line if you have established an on-line account.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee or signature validation of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

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In addition to the situations described above, the Fund and/or the Transfer Agent reserves the right at their discretion to require a signature guarantee or signature validation in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Alternative Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing. Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  There is no minimum on wire redemptions.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  There is no minimum on systematic withdrawals.

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The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Shareholder Inactivity
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the Fund may be transferred to that state.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  Advisor Class A and Advisor Class C shares of the Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30 day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.  In addition, the Fund is authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions.  Although frequent purchases and redemptions of Fund shares are generally permitted, the Fund only intends to waive redemption fees for redemptions the Fund reasonably believes do not raise frequent trading or market timing concerns.

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The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.   If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

If you have completed the Telephone and Internet Options-Exchange section of the Application, you can exchange your shares of the Fund for shares of the same class of any other Fund offered by the Company in a separate Prospectus, (e.g., Advisor Class A shares for Advisor Class A shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of the Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund.  Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.  In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

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The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.  If more than 50% of the value of the total assets of the Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If the Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Fund is not eligible or chooses not to make this election the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

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You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding.  If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the Internal Revenue Service for failure to properly include on your return payments of taxable interest of dividends; (iii) fail to certify that you are not subject to backup withholding when required to do so or that you are an “exempt recipient,” the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits).  In the case of regulated investment companies such as the Fund, however, dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally exempt from the 30% withholding tax.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund.

Beginning January 1, 2014, however, the Fund will be required to withhold 30% tax on all payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

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In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Future of Tax Treatment
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that in 2013 the 15% maximum long-term capital gain rate will increase to 20%, the taxation of qualifying dividends at the long-term capital gain rate will cease and the backup withholding rate will increase to 31%.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Rule 12b-1 Plans
The Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively.  Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipients under the Plan.  Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the distributor.  As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, LLC (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York, 10523 is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund.  For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of the Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

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Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and the Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers two Classes of shares of the Fund – Advisor Class A shares and Advisor Class C shares.

The Fund also offers a No Load Class of shares through a separate prospectus.  The No Load Class of shares may be purchased without the imposition of any sales charges or Rule 12b-1 fees.  The Fund has also registered an Institutional Class of Shares which is currently being offered under a separate prospectus.  The Fund’s Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Fund’s shareholders.  You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs.  With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of the Fund.

If you purchase Advisor Class A shares of the Fund you will pay the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge is calculated as follows:

Amount of Transaction		Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least	But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.75%	0.76%	0.65%

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The Offering Price includes the sales charge paid at the time of investment.

Waivers – Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge – Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months (see “Letter of Intent – Advisor Class A Shares” below);

»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

»	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and

»	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances.  Consult your broker-dealer.

Rights of Accumulation – Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own.  You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent – Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Advisor Class A shares.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

If you establish an LOI with the Fund you can aggregate your accounts as well as the accounts of your immediate family members under age 21.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

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Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs.  Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of the Fund, you will pay the NAV per share next determined after your order is received.  There is no initial sales charge on this Class at the time you purchase your shares .

Additional information regarding sales load breakpoints is available in the Fund’s SAI.  The Fund also provides information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of the Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio that is a series of a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund’s interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investment from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about the Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.  [   ], [   ], is the independent registered public accounting firm for the Fund.

Description of Indexes

The MSCI AWCI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

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The Barclays U.S. Aggregate Bond Index covers the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, BMS (agency fixed-rate and hybrid ARM pass-throughs) ABS, and CMBS.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

The CBOE S&P 500 PutWrite Index measures the performance of a hypothetical portfolio that sells S&P 500 Index options against collateralized cash reserves held in a money market account.  The index’s strategy is designed to sell a sequence of one-month, at-the-money S&P 500 Index puts and invest cash at one- and three- month Treasury Bill rates.

The ISE Water Index is a modified market-capitalization weighted portfolio of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries including companies engaged in water distribution, water filtration, flow technology and other water solutions. The inception date of the Index was November 20, 2006.  As of March 1, 2012, there were 36 securities that comprised the ISE Water Index.

The Palisades Water Index is a modified equal-dollar weighted index comprised of companies publicly traded in the United States that are positioned to benefit significantly from the escalating global demand for water and the ecological imperative of sustainable water resource governance. Accordingly, the Index serves as a proxy for measuring the increasing value of water resulting from the impact of temporal and spatial scarcity on the relationship between human health, ecological sustainability and economic growth.

The S&P® Global Water Index is comprised of 50 of the largest publicly traded companies in water-related businesses that meet specific invest ability requirements. The index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging markets.

Financial Highlights

The financial highlights tables set forth below are intended to help you understand the Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Except for the six-month period from January 1, 2012 to June 30, 2012, the financial information provided was audited by [   ], whose report, along with the Fund’s financial statements, are included in the Fund’s annual report and incorporated by reference into the SAI, both of which are available upon request .

The financial highlights tables set forth below are for the Advisor Class A shares and Advisor Class C shares of the Fund.

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The Alternative Income Fund (formerly The Water Infrastructure Fund) – Advisor Class A

	For the Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	June 29, 2007 ^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$7.78	$8.35	$8.82	$7.59	$10.17	$10.00
Income from Investment Operations:
Net investment income(2)	0.08	0.08	0.05	0.02	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.37	(0.50)	(0.47)	1.21	(2.65)	0.20
Total from investment operations	0.45	(0.42)	(0.42)	1.23	(2.58)	0.25
Redemption Fees	—	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.15)	(0.05)	—	—	(0.03)
From net realized gains	—	—	—	—	—	(0.05)
Total distributions	—	(0.15)	(0.05)	—	—	(0.08)
Net Asset Value, End of Period	$8.23	$7.78	$8.35	$8.82	$7.59	$10.17
Total Return(4)	5.78%(5)	(5.08)%	(4.80)%	16.21%	(25.37)%	2.55%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$3,902	$4,559	$10,100	$10,339	$7,661	$2,459
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.85%(6)	2.54%	2.42%	2.61%	2.45%	3.87%(6)
After expense reimbursement	1.89%(6)	1.89%	1.89%	1.89%	1.90%	1.99%(6)
Ratio of net investment income (loss) toaverage net assets:
Before expense reimbursement	1.00%(6)	0.34%	0.08%	(0.51)%	0.30%	(0.98)%(6)
After expense reimbursement	1.96%(6)	0.99%	0.61%	0.21%	0.85%	0.90%(6)
Portfolio turnover rate	26%(7)	69%(7)	111%(7)	45%(7)	66%(7)	7%(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is the annual turnover of The Alternative Income Portfolio.
(8)	Portfolio turnover rate is the turnover from inception date through year end of The Alternative Income Portfolio.

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The Alternative Income Fund (formerly The Water Infrastructure Fund) – Advisor Class C

	For the Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	June 29, 2007 ^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$7.68	$8.25	$8.71	$7.54	$10.16	$10.00
Income from Investment Operations:
Net investment income (loss)(2)	0.06	0.04	0.01	(0.02)	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.36	(0.49)	(0.46)	1.19	(2.65)	0.21
Total from investment operations	0.42	(0.45)	(0.45)	1.17	(2.62)	0.23
Redemption Fees	—	0.00(3)	—	0.00(3)	—	0.00(3)
Less Distributions:
From net investment income	—	(0.12)	(0.01)	—	—	(0.02)
From net realized gains	—	—	—	—	—	(0.05)
Total distributions	—	(0.12)	(0.01)	—	—	(0.07)
Net Asset Value, End of Period	$8.10	$7.68	$8.25	$8.71	$7.54	$10.16
Total Return	5.47%(4)	(5.51)%	(5.15)%	15.52%	(25.79)%	2.33%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$2,118	$2,316	$2,840	$2,700	$1,571	$1,201
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.35%(5)	3.04%	2.92%	3.11%	2.95%	4.37%(5)
After expense reimbursement	2.39%(5)	2.39%	2.39%	2.39%	2.40%	2.49%(5)
Ratio of net investment income (loss) toaverage net assets:
Before expense reimbursement	0.50%(5)	(0.16)%	(0.42)%	(1.01)%	(0.20)%	(1.48)%(5)
After expense reimbursement	1.46%(5)	0.49%	0.11%	(0.29)%	0.35%	0.40%(5)
Portfolio turnover rate	26%(6)	69%(6)	111%(6)	45%(6)	66%(6)	7%(7)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is the annual turnover of The Alternative Income Portfolio.
(7)	Portfolio turnover rate is the turnover from inception date through year end of The Alternative Income Portfolio.

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Kinetics Mutual Funds, Inc.

The Alternative Income Fund

Investment Adviser	Kinetics Asset Management LLC
and Shareholder Servicing Agent	555 Taxter Road, Suite 175
Elmsford, NY 10523

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public	[ ]
Accounting Firm

Distributor	Kinetics Funds Distributor, LLC
555 Taxter Road, Suite 175
Elmsford, NY 10523

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated [   ], 2012
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:                                                  By Internet:
(800) 930-3828                                                   http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated October 26, 2012
                                                      Institutional Class

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SUMMARY SECTION

THE ALTERNATIVE INCOME FUND

Investment Objectives
The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.

Fee Table(1)
Shareholder Transaction Expenses (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Institutional Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		[0.99]%
Shareholder Servicing Fees	0.20%
Other Operating Expenses	[0.79]%
Acquired Fund Fees and Expenses		[0.02]%
Total Annual Fund Operating Expenses(2)		[2.26]%
Less: Fee Waiver(3)		[0.80]%
Net Annual Fund Operating Expenses		[1.46]%
(1)
This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.  The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Alternative Income Fund’s operating expenses and does not include Acquired Fund Fees and Expenses (“AFFE”).

(3)
Kinetics Asset Management LLC, the investment adviser to each portfolio (“Portfolio”) of the Kinetics Portfolio Trust (the “Investment Adviser”) has contractually agreed to reimburse the Alternative Income Fund the portion of the shareholder servicing fee in excess of 0.05% of average daily net assets until at least [January 1, 2014].  In addition, the Investment Adviser to the Alternative Income Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.44%, excluding AFFE, through [January 1, 2014].  These waivers and reimbursements may be discontinued at any time by the Investment Adviser after [January 1, 2014].

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$[149]	$[629]	$[1,137]	$[2,533]

Portfolio Turnover.  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 69% of the average value of its portfolio.  However, that portfolio turnover rate reflects a pervious investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

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Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums.  The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for option strategies.

The Alternative Income Portfolio may implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments, and hold cash and fixed income investments whose aggregate value is consistent with the notional value (exercise value) of the short (sold) equity option positions.  Cash flows derived from option premiums and bond income can reduce losses incurred from declines in the underlying asset prices resulting in a lower expected return volatility.  The total return potential of some of the Alternative Income Portfolio’s option strategies is limited to the option premiums collected and the total return earned by the fixed income collateral portfolio.

At the time of writing (selling) an option, the aggregated notional obligation of the option positions may not exceed 100% of the Alternative Income Portfolio’s total assets.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”).  The Alternative Income Portfolio will primarily write options on market indexes and ETFs, however, to the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers as well as, ETFs that invest in similar fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.  The Alternative Income Portfolio will not invest more than 50% of its total assets in debt securities rated below investment grade, also known as junk bonds, debt securities of emerging market countries or unrated securities which the Investment Adviser has determined to be of comparable quality.  Regardless of rating, the Alternative Income Portfolio will not invest more than 15% of its net assets in instruments that are deemed to be illiquid, and it will not purchase debt securities currently in default.  The Alternative Income Portfolio may also buy or sell U.S. Treasury note futures and buy equity puts, sell or buy equity calls, bond calls, and bond put options, and credit default swaps, as well as other derivatives, to manage risk or to enhance return.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, and will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity. The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as strike prices and expiration dates .

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Alternative Income Portfolio may decide to sell or cover part or all of a security’s position for several reasons, including but not limited to when:  1) the Investment Adviser believes that a security’s risk profile has become inconsistent with the Alternative Income Portfolio’s investment objective; 2) the Investment Adviser believes a security is overvalued or, in the case of option positions, if the time value of the position has decayed materially; 3) the Investment Adviser decides to reduce the Alternative Income Portfolio’s aggregate bond or option exposures in response to market events; 4) the Investment Adviser believes that a security’s fundamental characteristics have changed relative to those at the time of initial investment; 5) option assignments require the Investment Adviser to raise cash to purchase securities.  Further, the Alternative Income Portfolio will generally sell securities that are purchased as a result of option assignments.  In the event the Alternative Income Portfolio sells call options on securities held by the Alternative Income Portfolio, the Alternative Income Portfolio may be required to sell the securities should the call options be exercised.

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Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in the securities of small and medium capitalization companies, in non-investment grade fixed income securities and in derivative instruments such and options makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

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3

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

»
Management Risk:  There is no guarantee that the Alternative Income Fund will meet its investment objective. The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who:

»	wish to generate income and capital;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to international equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns.  The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compare with those of the MSCI ACWI Index, Barclays U.S. Aggregate Bond Index, S&P 500® Index, CBOE S&P 500 PutWrite Index, the ISE Water Index, the Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The performance shown prior to December [  ], 2012 reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  After December [  ], 2012, the Fund’s performance will reflect the new investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in [   ].

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The Alternative Income Fund – Institutional Class
Calendar Year Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:

Best Quarter:	2009	Q2	17.97%
Worst Quarter:	2011	Q3	-14.07%

The Fund’s year-to-date return as of September 30, 2012 was [    ]%.

The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2011
	1 Year	Since Inception (June 29, 2007)
The Alternative Income Fund (KWIIX) Institutional
Return Before Taxes	-4.43%	-4.23%
Return After Taxes on Distributions	-5.18%	-4.49%
Return After Taxes on Distributions and Sale of Fund Shares	-2.81%	-3.65%
MSCI ACWI Index reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
50% MSCI ACWI Index / 50% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	-1.75%
CBOE S&P 500 PutWrite Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
ISE Water Index (reflects no deductions for fees, expenses or taxes)	-6.27%	-1.13%
Palisades Water Index (reflects no deductions for fees, expenses or taxes)	-10.94%	-3.64%
S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)	-6.74%	-2.39%

Effective [        ], the MSCI ACWI Index, Barclays U.S. Aggregate Bond Index and a blended index of 50% MSCI ACWI Index and 50% Barclays U.S. Aggregate Bond Index has replaced the S&P 500 as a more appropriate broad-based market index. Additionally, effective [        ], CBOE S&P 500 PutWrite Index has replaced the ISE Water index and Palisades Water Index as a more appropriate comparative benchmark for the Alternative Income Fund.

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Management
Investment Adviser.  Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	1
Murray Stahl	Director of Research	1
David Kingsley	Portfolio Manager	1
Derek Devens	Portfolio Manager	1
James Davolos	Portfolio Manager	>1

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page [  ] of this Prospectus.

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SUMMARY INFORMATION ABOUT PURCHASES, SALES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and individual retirement accounts is $1,000,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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7

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

THE ALTERNATIVE INCOME FUND

The Alternative Income Fund Portfolio’s option strategy focuses on the use of options on market indexes, exchange-traded funds or companies in order to seek current income and gains. The options considered for investment are determined by fundamental analysis review by the investment Adviser’s Research team, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Alternative Income Portfolio has written.

The Alternative Income Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Alternative Income Portfolio engages in a temporary defensive strategy, the Alternative Income Portfolio, and therefore the Alternative Income Fund, may not achieve its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund.  The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in the best interests of the Alternative Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.

Additional Information About the Risks of Investing in the Fund

The principal risks of investing in the Fund are described previously in the Fund’s summary section of this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Fund.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in the Fund are substantially identical to the risks associated with the Fund’s investment in the Portfolio.  The following describes the primary risks to the Fund that invests in its Portfolio due to the Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor its Portfolio can give any assurance that its investment objective will be achieved.

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Market Risk
The NAV of the Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk
Under certain circumstances the Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio realizes capital gains when it sells its portfolio investments, owners of the Portfolio will be taxable on the capital gains on a flow through basis.  For more information see the heading “Taxes”.  The trading costs and tax effects associated with such portfolio turnover may adversely affect the Portfolio’s performance under these circumstances, and large movements of assets into and out of the Portfolio may negatively impact the Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Cash collateral may be invested by the Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner.   In addition, invested collateral will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of the collateral .

Non-Diversification
The Portfolio and the Fund are non-diversified funds and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.   Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing
The Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  The Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

Derivatives Risk
The Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

The Portfolio’s ability to dispose of its positions in options depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) the Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security upon exercise. Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively.  In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed-income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Exchange-Traded Funds (ETFs)
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

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Other Investment Companies
The Portfolio may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Investment Adviser, but generally may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.  ETFs are considered investment companies for purposes of these limitations.

The Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions.  Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of the Portfolio’s investments in investment companies.  These policies and procedures require, among other things, that (i) the Investment Adviser conducts the Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by the Portfolio in an investment companies, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Among other things, the Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Credit Default Swap Agreements
The Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure .

If the Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market.  If the Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid.  In addition, if the Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

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In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)
The Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return.  These instruments are privately negotiated over-the-counter derivative products.  A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.  The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

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Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828.  In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of the Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of the Portfolio, in each case, no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management LLC (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of eight mutual funds with discretionary management authority over approximately $[   ] billion in assets as of September 30, 2012. The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics, LLC.

The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 1.25% of the Portfolio’s average daily net assets.  However, as a result of fee waivers for the Fund, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2011 were 0.60%.

Horizon Asset Management, LLC (“Horizon”), a wholly-owned subsidiary of Horizon Kinetics, LLC, provides certain research services to the Portfolio and does not receive a fee for such services.

A discussion regarding the basis of the Board of Trustees’ approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2012.

Kinetics, as the Investment Adviser to the Portfolio, is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Their services are not exclusive to the Portfolio and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio) or from engaging in other activities.

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio’s investment team.  The following persons are members of the Portfolio’s investment team:  Peter B. Doyle, Murray Stahl, David Kingsley, Derek Devens and James Davolos.  Murray Stahl and Derek Devens serve as Co-Portfolio Managers of the Portfolio, while Peter Doyle, David Kingsley and James Davolos serve as members of the Investment Team.

Peter B. Doyle is Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon.

Murray Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.

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David Kingsley served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.

James Davolos joined Kinetics in 2005 as an analyst and has responsibility for coverage across all sectors and asset classes, with a focus on emerging markets.

In 2010, Derek Devens joined Horizon.  Previously, Mr. Devens was a Vice President at Goldman, Sachs & Co. beginning in 2004, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

Shares of the Fund’s Institutional Class are sold at NAV per share, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of the Fund’s Classes.

The Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  The Portfolio may use independent pricing services to assist in calculating the NAV per share of the Portfolio.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  If a composite price is not available, the mean of the highest bid price and lowest ask priced on the exchange where the option or future is traded will be used.  If neither a composite price or a mean of the highest bid price and lowest ask price is available, the security will be valued at the last quoted sales price.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of the Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

The Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued at evaluated mean by a third party pricing vendor which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

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Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
Institutional Class shares of the Fund are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees.  If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution.  Your financial institution is responsible for sending your purchase order and wiring payment to the transfer agent, U.S. Bancorp Fund Services, LLC, (in such capacity, the “Transfer Agent”).  Your financial institution holds the shares in your name and receives all confirmations of purchases and sales.  Financial institutions placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Class shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment is $1,000,000.  There is no minimum on subsequent investments for all account types.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Fund or the Transfer Agent.  The Institutional Class is currently available to shareholders of the Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund, the Alternative Income Fund and the Multi-Disciplinary Fund.

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Investing by Telephone
If you have completed the Telephone and Internet Options –Purchase (EFT) section of the Institutional Class New Account Application (the “Application”), you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

There is no minimum on telephone purchases.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the   Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to The Alternative Income Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Alternative Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

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	Wire to:	U.S. Bank, N.A.
»	ABA Number:	075000022
»	Credit:	U.S. Bancorp Fund Services, LLC
»	Account:	112-952-137
»	Further Credit:	Kinetics Mutual Funds, Inc.
The Alternative Income Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire.  You may also purchase additional shares on-line if you have established an on-line account.  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution.  Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.

You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  Redemption requests may also be placed on-line if you have established an on-line account.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

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A signature guarantee or signature validation of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Alternative Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  There is no minimum on wire redemptions.

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Systematic Withdrawal Plan
If you own shares with a value of $5,000,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  There is no minimum on systematic withdrawals.

The Fund’s’ Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $100,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Shareholder Inactivity
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the Fund may be transferred to that state.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  The Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30 day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.  In addition, the Fund is authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions.  Although frequent purchases and redemptions of Fund shares are generally permitted, the Fund only intends to waive redemption fees for redemptions the Fund reasonably believes do not raise frequent trading or market timing concerns.

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The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

If you have completed the Telephone and Internet Options – Exchange section of the application, you can exchange your Institutional Class shares of the Fund for Institutional Class shares of any other Fund offered by the Company in a separate Prospectus.  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of the Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

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If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you, regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gains, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of such dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.  If more than 50% of the value of the total assets of the Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If the Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

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You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding.  If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the Internal Revenue Service for failure to properly include on your return payments of taxable interest of dividends; (iii) fail to certify that you are not subject to backup withholding when required to do so or your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits).  In the case of regulated investment companies such as the Funds, however, dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally exempt from the 30% withholding tax.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund.

Beginning January 1, 2014, however, the Fund will be required to withhold 30% tax on all payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act .

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In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality .

Future of Tax Treatment
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that in 2013 the 15% maximum long-term capital gain rate will increase to 20%, the taxation of qualifying dividends at the long-term capital gain rate will cease and the backup withholding rate will increase to 31%.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, LLC (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York, 10523 is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions.  For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class.  The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets attributable to the Institutional Class until at least [January 1, 2014].  The Investment Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Fund’s Institutional Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and the Portfolio.

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Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.  USBFS acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of the Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio that is a series of a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investment from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about the Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA  19103-6996.  [   ], [   ], is the independent registered public accounting firm for the Fund.

Description of Indexes

The MSCI AWCI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Barclays U.S. Aggregate Bond Index covers the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, BMS (agency fixed-rate and hybrid ARM pass-throughs) ABS, and CMBS.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

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The CBOE S&P 500 PutWrite Index measures the performance of a hypothetical portfolio that sells S&P 500 Index options against collateralized cash reserves held in a money market account.  The index’s strategy is designed to sell a sequence of one-month, at-the-money S&P 500 Index puts and invest cash at one- and three- month Treasury Bill rates.

The ISE Water Index is a modified market-capitalization weighted portfolio of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries including companies engaged in water distribution, water filtration, flow technology and other water solutions. The inception date of the Index was November 20, 2006.  As of March 1, 2012, there were 36 securities that comprised the ISE Water Index.

The Palisades Water Index is a modified equal-dollar weighted index comprised of companies publicly traded in the United States that are positioned to benefit significantly from the escalating global demand for water and the ecological imperative of sustainable water resource governance. Accordingly, the Index serves as a proxy for measuring the increasing value of water resulting from the impact of temporal and spatial scarcity on the relationship between human health, ecological sustainability and economic growth.

The S&P® Global Water Index is comprised of 50 of the largest publicly traded companies in water-related businesses that meet specific invest ability requirements. The index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging markets.

Financial Highlights

The financial highlights tables set forth below are intended to help you understand the Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the six-month period from January 1, 2012 to June 30, 2012, the financial information provided was audited by [   ], whose report, along with the Fund’s financial statements, are included in the Fund’s annual report and incorporated by reference into the SAI, both of which are available upon request.

The financial highlights tables set forth below are for the Institutional Class shares of the Fund.

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The Alternative Income Fund (formerly The Water Infrastructure Fund)

	For the Six Months Ended June 30, 2012 (Unaudited)	Institutional Class for the Year Ended December 31, 2011	Institutional Class for the Year Ended December 31, 2010	Institutional Class for the Year Ended December 31, 2009	Institutional Class for the Year Ended December 31, 2008	Institutional Class June 29, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$7.85	$8.42	$8.90	$7.63	$10.18	$10.00
Income from Investment Operations:
Net investment income(2)	0.10	0.12	0.09	0.05	0.12	0.06
Net realized and unrealized gain (loss) on investments	0.38	(0.51)	(0.48)	1.23	(2.67)	0.21
Total from investment operations	0.48	(0.39)	(0.39)	1.28	(2.55)	0.27
Redemption Fees	0.00(3)	0.02	0.00(3)	0.01	0.00(3)	—
Less Distributions:
From net investment income	—	(0.20)	(0.09)	(0.02)	—	(0.04)
From net realized gains	—	—	—	—	—	(0.05)
Total distributions	—	(0.20)	(0.09)	(0.02)	—	(0.09)
Net Asset Value, End of Period	$8.33	$7.85	$8.42	$8.90	$7.63	$10.18
Total Return	6.11%(4)	(4.43)%	(4.38)%	16.94%	(25.05)%	2.76%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$602	$798	$4,182	$2,905	$251	$103
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.55%(5)	2.24%	2.12%	2.31%	2.15%	3.58%(5)
After expense reimbursement	1.44%(5)	1.44%	1.44%	1.44%	1.45%	1.54%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	1.30%(5)	0.64%	0.38%	(0.21)%	0.60%	(0.69)%(5)
After expense reimbursement	2.41%(5)	1.44%	1.06%	0.66%	1.30%	1.35%(5)
Portfolio turnover rate	26%(6)	69%(6)	111%(6)	45%(6)	66%(6)	7%(7)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not Annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is the annual turnover of The Alternative Income Portfolio.
(7)	Portfolio turnover rate is the turnover from inception date through year end of The Alternative Income Portfolio.

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Kinetics Mutual Funds, Inc.

The Alternative Income Fund

Investment Adviser	Kinetics Asset Management LLC
and Shareholder Servicing Agent	555 Taxter Road, Suite 175
Elmsford, NY 10523

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public	[ ]
Accounting Firm

Distributor	Kinetics Funds Distributor, LLC
555 Taxter Road, Suite 175
Elmsford, NY 10523

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated [   ], 2012
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:                                               By Internet:
(800) 930-3828                                                http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

27

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated October 26, 2012
                                                       No Load Class

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SUMMARY SECTION

THE ALTERNATIVE INCOME FUND

Investment Objectives
The primary investment objective of the Alternative Income Fund (formerly the Water Infrastructure Fund) is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Alternative Income Fund.

Fee Table(1)
Shareholder Transaction Expenses (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses		[1.04]%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	[0.79]%
Acquired Fund Fees and Expenses		[0.02]%
Total Annual Fund Operating Expenses(2)		[2.31]%
Less: Fee Waiver(3)		[0.65]%
Net Annual Fund Operating Expenses		[1.66]%
(1)
This table and the example below reflect the aggregate expenses of the Alternative Income Fund and the Alternative Income Portfolio.  The management fees paid by the Alternative Income Fund reflect the proportionate share of fees allocated to the Alternative Income Fund from the Alternative Income Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Alternative Income Fund’s operating expenses and does not include Acquired Fund Fees and Expenses (“AFFE”).

(3)
Kinetics Asset Management LLC, the investment adviser to each portfolio (“Portfolio”) of the Kinetics Portfolio Trust (the “Investment Adviser”) has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64%, excluding AFFE, through [January 1, 2014].  These waivers and reimbursements may be discontinued at any time by the Investment Adviser after [January 1, 2014].

Example. This Example is intended to help you compare the cost of investing in the Alternative Income Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Alternative Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Alternative Income Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Alternative Income Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$[169]	$[659]	$[1,176]	$[2,596]

Portfolio Turnover.  The Alternative Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, performance.  During the most recent fiscal year, the Alternative Income Portfolio’s portfolio turnover rate was 69% of the average value of its portfolio.  However, that portfolio turnover rate reflects a pervious investment strategy.  Had the Alternative Income Portfolio followed its current investment strategy during that period, it is likely that the portfolio turnover would have been higher.

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Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), a series of Kinetics Portfolios Trust.

Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums.  The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for  option strategies.

The Alternative Income Portfolio may implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments, and hold cash and fixed income investments whose aggregate value is consistent with the notional value (exercise value) of the short (sold) equity option positions.  Cash flows derived from option premiums and bond income can reduce losses incurred from declines in the underlying asset prices resulting in a lower expected return volatility.  The total return potential of some of the Alternative Income Portfolio’s option strategies is limited to the option premiums collected and the total return earned by the fixed income collateral portfolio.

At the time of writing (selling) an option, the aggregated notional obligation of the option positions may not exceed 100% of the Alternative Income Portfolio’s total assets.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”).  The Alternative Income Portfolio will primarily write options on market indexes and ETFs, however, to the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers as well as, ETFs that invest in similar fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.  The Alternative Income Portfolio will not invest more than 50% of its total assets in debt securities rated below investment grade, also known as junk bonds, debt securities of emerging market countries or unrated securities which the Investment Adviser has determined to be of comparable quality.  Regardless of rating, the Alternative Income Portfolio will not invest more than 15% of its net assets in instruments that are deemed to be illiquid, and it will not purchase debt securities currently in default.  The Alternative Income Portfolio may also buy or sell U.S. Treasury note futures and buy equity puts, sell or buy equity calls, bond calls, and bond put options, and credit default swaps, as well as other derivatives, to manage risk or to enhance return.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, and will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity. The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as strike prices and expiration dates.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

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The Alternative Income Portfolio may decide to sell or cover part or all of a security’s position for several reasons, including but not limited to when:  1) the Investment Adviser believes that a security’s risk profile has become inconsistent with the Alternative Income Portfolio’s investment objective; 2) the Investment Adviser believes a security is overvalued or, in the case of option positions, if the time value of the position has decayed materially; 3) the Investment Adviser decides to reduce the Alternative Income Portfolio’s aggregate bond or option exposures in response to market events; 4) the Investment Adviser believes that a security’s fundamental characteristics have changed relative to those at the time of initial investment; 5) option assignments require the Investment Adviser to raise cash to purchase securities.  Further, the Alternative Income Portfolio will generally sell securities that are purchased as a result of option assignments.  In the event the Alternative Income Portfolio sells call options on securities held by the Alternative Income Portfolio, the Alternative Income Portfolio may be required to sell the securities should the call options be exercised.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Alternative Income Fund, and indirectly the Alternative Income Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Alternative Income Fund, Alternative Income Portfolio and your investment.

»
Security Selection Risks: The Alternative Income Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Alternative Income Portfolio’s, and therefore the Alternative Income Fund’s, investment objective.

»
Liquidity Risks: The Alternative Income Portfolio’s investments in the securities of small and medium capitalization companies, in non-investment grade fixed income securities and in derivative instruments such and options makes the Alternative Income Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

»
Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Alternative Income Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Alternative Income Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Non-Diversification Risks: As a non-diversified investment company, the Alternative Income Portfolio can invest a large percentage of its assets in a small number of issuers.  As a result, a change in the value of any one investment may affect the overall value of the Alternative Income Portfolio’s shares, and therefore the Alternative Income Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Alternative Income Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

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»
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Alternative Income Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

»
Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Derivatives Risks:  The Alternative Income Portfolio’s investments in options and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Alternative Income Portfolio. To the extent the Alternative Income Portfolio segregates assets to cover derivative positions, the Alternative Income Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Alternative Income Portfolio properly in a manner consistent with its stated investment objective.

»
Option Transaction Risks:  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Alternative Income Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Alternative Income Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

»
Management Risk:  There is no guarantee that the Alternative Income Fund will meet its investment objective.  The Investment Adviser cannot guarantee the performance of the Alternative Income Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Alternative Income Fund may be appropriate for investors who :

»	wish to generate income and capital;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to international equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Alternative Income Fund’s returns. The bar chart indicates the risks of investing in the Alternative Income Fund by showing the changes in the Alternative Income Fund’s performance from year to year (on a calendar year basis).  The table shows how the Alternative Income Fund’s average annual returns, before and after taxes, compare with those of the MSCI AWCI Index, Barclays U.S. Aggregate Bond Index, S&P 500® Index, CBOE S&P 500 PutWrite Index, the ISE Water Index, the Palisades Water Index and the S&P® Global Water Index, which represent broad measures of market performance.  The past performance of the Alternative Income Fund, before and after taxes, is not necessarily an indication of how the Alternative Income Fund or the Alternative Income Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

The performance shown prior to December [  ], 2012 reflects a previous investment objective and strategy.  The Fund sought long-term growth of capital as its primary investment objective with a secondary objective to obtain current income while investing at least 80% of its assets in securities of companies engaged in water infrastructure and natural resources with a specific water theme and related activities.  After December [  ], 2012, the Fund’s performance will reflect the new investment objective of seeking to generate income and capital gains with long-term growth of capital as its secondary investment objective while investing in [   ].

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The Alternative Income Fund – No Load Class
Calendar Year Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest and lowest calendar quarter returns are as follows:

Best Quarter:	2009	Q2	17.90%
Worst Quarter:	2011	Q3	-14.09%

The Fund’s year-to-date return as of September 30, 2012 was [    ]%.

The Alternative Income Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2011
	1 Year	Since Inception (June 29, 2007)
The Alternative Income Fund (KWINX) No Load
Return Before Taxes	-4.88%	-4.52%
Return After Taxes on Distributions	-5.58%	-4.75%
Return After Taxes on Distributions and Sale of Fund Shares	-3.11%	-3.89%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
50% MSCI ACWI Index / 50% Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	-1.75%
CBOE S&P 500 PutWrite Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%
ISE Water Index (reflects no deductions for fees, expenses or taxes)	-6.27%	-1.13%
Palisades Water Index (reflects no deductions for fees, expenses or taxes)	-10.94%	-3.64%
S&P® Global Water Index (reflects no deductions for fees, expenses or taxes)	-6.74%	-2.39%

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Effective [        ], the MSCI ACWI Index, Barclays U.S. Aggregate Bond Index and a blended index of 50% MSCI ACWI Index and 50% Barclays U.S. Aggregate Bond Index has replaced the S&P 500 as a more appropriate broad-based market index. Additionally, effective [        ], CBOE S&P 500 PutWrite Index has replaced the ISE Water index and Palisades Water Index as a more appropriate comparative benchmark for the Alternative Income Fund.

Management
Investment Adviser.  Kinetics Asset Management LLC is the Alternative Income Portfolio’s investment adviser.

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	1
Murray Stahl	Director of Research	1
David Kingsley	Portfolio Manager	1
Derek Devens	Portfolio Manager	1
James Davolos	Portfolio Manager	>1

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page [   ] of this Prospectus.

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SUMMARY INFORMATION ABOUT PURCHASES, SALES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  The minimum initial investment for both regular accounts and individual retirement accounts is $100,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all account types.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Additionally, you will recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

THE ALTERNATIVE INCOME FUND

The Alternative Income Fund Portfolio’s option strategy focuses on the use of options on market indexes, exchange-traded funds or companies in order to seek current income and gains. The options considered for investment are determined by fundamental analysis review by the investment Adviser’s Research team, including but not limited to valuation, credit analysis and earnings quality.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, currency or other instrument at the exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

The put options that the Alternative Income Portfolio writes (sells) on specific underlying equity securities are generally traded on a national securities exchange.  They provide a specific date on which the holder may exercise its rights under the options, and are commonly referred to as “European-style” options.  By writing put options, the Alternative Income Portfolio receives income in the form of cash premiums from the purchasers of these options in exchange for providing the purchasers with the right to potentially sell an underlying security to the Alternative Income Portfolio.  The Alternative Income Portfolio is not expected to make a cash payment if the prevailing market value of the underlying equity securities on an expiration date exceeds the strike price of the put option that the Alternative Income Portfolio has written.

The Alternative Income Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity.  Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e., U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Alternative Income Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Alternative Income Portfolio engages in a temporary defensive strategy, the Alternative Income Portfolio, and therefore the Alternative Income Fund, may not achieve its investment objective.

Fund Structure
The Alternative Income Portfolio has an investment objective identical to that of the Alternative Income Fund.  The Alternative Income Fund may withdraw its investment from the Alternative Income Portfolio at any time if the Board of Directors of Kinetics Mutual Funds, Inc. (the “Company”) determines that it is in the best interests of the Alternative Income Fund to do so.  Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Alternative Income Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Alternative Income Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Alternative Income Fund’s assets directly.

Additional Information About the Risks of Investing in the Fund

The principal risks of investing in the Fund are described previously in the Fund’s summary section of this Prospectus.  This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Fund.

Investing in Mutual Funds
All mutual funds carry risks that may cause you to lose money on your investment in the Fund.  In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in the Fund are substantially identical to the risks associated with the Fund’s investment in the Portfolio.  The following describes the primary risks to the Fund that invests in its Portfolio due to the Portfolio’s specific investment objective and strategies.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither the Fund nor its Portfolio can give any assurance that its investment objective will be achieved.

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Market Risk
The NAV of the Portfolio will fluctuate based on changes in the value of its underlying portfolio.  The stock market is generally susceptible to volatile fluctuations in market price.  Market prices of securities in which the Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  The value of the securities held by the Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market.  Under any of these circumstances, the value of the Portfolio’s shares and total return will fluctuate, and your investment in the Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk
Under certain circumstances the Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held.  This strategy often calls for frequent trading of the Portfolio’s securities in order to take advantage of anticipated changes in market conditions.  Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses.  Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to shareholders.  If the Portfolio realizes capital gains when it sells its portfolio investments, owners of the Portfolio will be taxable on the capital gains on a flow through basis.  For more information see the heading “Taxes”.  The trading costs and tax effects associated with such portfolio turnover may adversely affect the Portfolio’s performance under these circumstances, and large movements of assets into and out of the Portfolio may negatively impact the Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Securities Lending
The Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of the Portfolio (including any collateral posted) or 50% of the total assets of the Portfolio (excluding any collateral posted).  Cash collateral may be invested by the Portfolio in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations.  These transactions involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral.  In the event that the original seller defaults on its obligation to repurchase, the Portfolio will seek to sell the collateral, which could involve costs or delays.  To the extent proceeds from the sale of collateral are less than the repurchase price, the Portfolio would suffer a loss if forced to sell such collateral in this manner.  In addition, invested collateral will be subject to market depreciation or appreciation, and the Portfolio will be responsible for any loss that might result from its investment of the collateral.

Non-Diversification
The Portfolio and the Fund are non-diversified funds and therefore may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

Foreign Securities
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments.  However, foreign securities may be substantially riskier than U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade.  These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.  The Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances.  Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation.  Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid.  Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing
The Portfolio may leverage its assets, subject to the provisions of the 1940 Act, to fund investment activities or to achieve higher returns.  The Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests.  To reduce its indebtedness, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.  In addition, interest paid by the Portfolio on borrowed funds would decrease the net earnings of both the Portfolio and your investment in the Fund.

Derivatives Risk
The Portfolio may invest in derivatives such as options.  The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly.  Should stock prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used.  Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time.  In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

The Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments.  Markets in options with respect to a number of types of securities are relatively new and still developing.  It is impossible to predict the amount of trading interest that may exist in various types of options.  If a secondary market does not exist for an option purchased or written by the Portfolio , it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) the Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively.  In addition, the ability to engage in options transactions may be limited by tax considerations and the use of certain hedging activities may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities
Investments in debt securities pose different risks than investments in equity securities.  The value of fixed income securities generally will fall if interest rates rise.  The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions.  These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations.  Fixed-income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

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Exchange-Traded Funds (ETFs)
ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, a passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. Conversely, actively-managed ETFs seek an investment objective by investing in a basket of securities based on the investment strategy and discretion of the ETF’s adviser.  As a shareholder in an ETF, the Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies
The Portfolio may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Investment Adviser, but generally may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.  ETFs are considered investment companies for purposes of these limitations.

The Portfolio may rely on SEC orders that permit them to invest in certain investment companies beyond the limits contained in the 1940 Act, subject to certain terms and conditions.  Generally, these terms and conditions require the Trust’s Board of Trustees to approve policies and procedures relating to certain of the Portfolio’s investments in investment companies.  These policies and procedures require, among other things, that (i) the Investment Adviser conducts the Portfolio’s investment in investment companies without regard to any consideration received by the Portfolio or any of its affiliated persons and (ii) the Investment Adviser certifies to the Trust’s Board of Trustees quarterly that it has not received any consideration in connection with an investment by the Portfolio in an investment companies, or if it has, the amount and purpose of the consideration will be reported to the Trust’s Board of Trustees and an equivalent amount of advisory fees shall be waived by the Investment Adviser.

Among other things, the Portfolio may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized.  The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Portfolio.

Credit Default Swap Agreements
The Portfolio may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Portfolio may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer. The Portfolio may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured note, to protect against the risk that a seller will default, with large well-known Wall Street firms or other firms that pass the Investment Adviser’s credit review. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  The Portfolio may engage in credit default swap transactions for the purpose of hedging the Portfolio against anticipated market trends or to enhance the value of the Portfolio through the anticipated capital appreciation of the swap investment.  In no event will the Portfolio’s use of credit default swaps exceed the Portfolio’s limits as it relates to leverage or directional exposure.

If the Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount. If the Portfolio buys protection on a corporate issue, the Portfolio must own that corporate issue. However, if the Portfolio buys protection on sovereign debt, the Portfolio may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Investment Adviser determines is closely correlated as an inexact bona fide hedge.

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Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market.  If the Portfolio is selling credit protection, there is a risk that a credit event will occur and that the Portfolio will have to pay par value on defaulted bonds. If the Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid.  In addition, if the Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying security, that the Portfolio will have difficulty acquiring the bond on the open market and may receive adverse pricing.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).  The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments.

Other Swap Transactions (Interest Rate, Total Rate of Return, and Currency)
The Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return.  These instruments are privately negotiated over-the-counter derivative products.  A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.  The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps, are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed.  For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

The Portfolio will not enter into a total rate of return, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an nationally recognized statistical rating organization (NRSRO) or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.  To the extent swap transactions are not deemed liquid, swap transactions are limited to 15% of total assets (together with other illiquid securities).

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Portfolio Holdings Information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI. Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters).  The Annual and Semi-Annual Reports are available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company may publish on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of the Portfolio and the percentage that each holding represents of the Portfolio’s total holdings, and (b) top five performing and bottom five performing portfolio holdings of the Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month.  This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy .

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management LLC (“Investment Adviser”), 555 Taxter Road, Suite 175, Elmsford, New York 10523.  Founded in 1996, the Investment Adviser provides investment advisory services to a family of eight mutual funds with discretionary management authority over approximately $[   ] billion in assets as of September 30, 2012.  The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics, LLC .

The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio.  The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 1.25% of the Portfolio’s average daily net assets.  However, as a result of fee waivers for the Fund, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2011 were 0.60%.

Horizon Asset Management, LLC (“Horizon”), a wholly-owned subsidiary of Horizon Kinetics, LLC, provides certain research services to the Portfolio and does not receive a fee for such services.

A discussion regarding the basis of the Board of Trustees’ approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2012.

Kinetics, as the Investment Adviser to the Portfolio is engaged in a broad range of portfolio management, portfolio advisory and other business activities.  Their services are not exclusive to the Portfolio and nothing prevents them, or any affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Portfolio) or from engaging in other activities.

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolio and generally oversees the management of the Portfolio’s investment team.  The following persons are members of the Portfolio’s investment team:  Peter B. Doyle, Murray Stahl, David Kingsley Derek Devens and James Davolos.  Murray Stahl and Derek Devens serve as Co-Portfolio Managers of the Portfolio, while Peter Doyle, David Kingsley and James Davolos serve as members of the Investment Team.

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Peter B. Doyle is Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon.

Murray Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.

David Kingsley served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.

James Davolos joined Kinetics in 2005 as an analyst and has responsibility for coverage across all sectors and asset classes, with a focus on emerging markets.

In 2010, Derek Devens joined Horizon.  Previously, Mr. Devens was a Vice President at Goldman, Sachs & Co. beginning in 2004, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

Shares of the Fund’s No Load Class are sold at NAV per share, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business.  Purchase and redemption requests are priced at the next NAV per share calculated after receipt and acceptance of a completed purchase or redemption request.  The NAV for each Class of shares of the Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class.  The NAV for a Class of shares of the Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily.  The NAV of the Portfolio is calculated at the same time and generally in the same manner (i.e., assets-liabilities/ # of shares = NAV per share) as those of the Fund’s Classes.

The Portfolio’s equity securities are valued each day at the last quoted market sale price on the securities’ principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities listed on the Nasdaq Stock Market, Inc., however, are valued using the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported bid price.  If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Kinetics Portfolio Trust’s (the “Trust”) Board of Trustees and the Company’s Board of Directors.  Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.  In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares.  See “Trading in Foreign Securities.”  The Portfolio may use independent pricing services to assist in calculating the NAV per share of the Portfolio.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  If a composite price is not available, the mean of the highest bid price and lowest ask priced on the exchange where the option or future is traded will be used.  If neither a composite price or a mean of the highest bid price and lowest ask price is available, the security will be valued at the last quoted sales price.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of the Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

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The Portfolio’s debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued at evaluated mean by a third party pricing vendor which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed.  In computing the NAV per share of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of the Portfolio’s NAV.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors, as applicable.

How to Purchase Shares

In General
No Load Class shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received.  The minimum initial investment for both regular accounts and individual retirement accounts is $100,000 ($2,000 for Coverdell Education Savings Accounts).  There is no minimum on subsequent investments for all accounts types.  The Company reserves the right to vary or waive any minimum investment requirement.  The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so.  A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear.  Your order will not be accepted until a completed New Account Application is received by the Funds or their transfer agent, U.S. Bancorp Fund Services, LLC (in such capacity, the “Transfer Agent”).

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Investing by Telephone
If you have completed the Telephone and Internet Options – Purchase (EFT) section of the No Load Class Application (the “Application”), you may purchase additional shares by telephoning the Fund toll free at 1-800-930-3828.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Your purchase will take place at the NAV per share determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern Time.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

There is no minimum on telephone purchases.  You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking, savings or bank money market account on a monthly basis.  There is no minimum purchase amount in order to participate in the AIP.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the AIP section on the Application or call the Transfer Agent at 1-800-930-3828.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  Any request to change or terminate your AIP should be submitted to the Transfer Agent 5 days prior to the desired effective date of such change or termination.  The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase the Fund’s shares by mail, simply complete and sign the Application and mail it, along with a check made payable to The Alternative Income Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Alternative Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All purchases by check must be in U.S. dollars drawn on a bank located within the United States.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase By Wire
To open an account by wire, a completed Application is required before your wire can be accepted.  You can mail or overnight deliver your Application to the Transfer Agent at the above address.  Upon receipt of your completed Application, an account will be established for you.  You will need to provide the assigned account number to your bank when instructing it to wire the funds.  Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.  Please use the following wiring instructions:

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	Wire to:	U.S. Bank, N.A.
»	ABA Number:	075000022
»	Credit:	U.S. Bancorp Fund Services, LLC
»	Account:	112-952-137
»	Further Credit:	Kinetics Mutual Funds, Inc.
The Alternative Income Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire.  You may also purchase additional shares on-line if you have established an on-line account.  To purchase by mail, submit your check with the remittance form attached to your individual account statement.  To purchase by telephone, call 1-800-930-3828 prior to 4:00 p.m. Eastern Time to place your order.  To ensure proper application of wired funds, please call 1-800-930-3828 to notify the Fund that the wire is coming.  All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, and Coverdell Education Savings Accounts.  For additional information on IRA options, please call 1-800-930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of the Fund on any business day that the Fund calculates its NAV per share.  To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order.  Redemption requests may also be placed on-line if you have established an on-line account.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below).  Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the purchase check has cleared.  This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.  If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee or signature validation of each owner is required in the following situations:

»	If ownership has changed on your account;

»	When redemption proceeds are payable or sent to any person, address or bank account not on record;

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»	Written requests to wire redemption proceeds (if not previously authorized on the account);

»	When establishing or modifying certain services on an account; and

»	If a change of address request was received by the Transfer Agent within the last 15 days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation in other circumstances.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Alternative Income Fund	The Alternative Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund;

»	be signed exactly as the shares are registered, including the signature of each owner (including a signature guarantee when required);

»	specify the number of shares or dollar amount to be redeemed; and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your Application or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount by instructing the Fund in which you are invested by phone at 1-800-930-3828.  A signature guarantee or signature validation may be required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number;

»	the name in which your account is registered;

»	the social security or tax identification number under which the account is registered; and

»	the address of the account holder, as stated in the Application.

During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a $15 fee per wire redemption against your account for this service.  There is no minimum on wire redemptions.

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Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan.  The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  There is no minimum on systematic withdrawals.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax.  Requests that do not indicate a preference will be subject to withholding.

Householding
By signing the Application, you acknowledge and consent to the householding (i.e., consolidation of mailings) of regulatory documents such as prospectuses, shareholder reports, proxies, and other similar documents.  In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-930-3828 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Shareholder Inactivity
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the Fund may be transferred to that state.

Redemption Fees
The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Fund.  Such purchases and redemptions may have an adverse effect on other Fund shareholders, including, without limitation, the possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution of the value of Fund shares held by long-term shareholders.  The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.  The Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less from the date of purchase.  These fees are paid to the Fund to help offset any potential transaction costs.

The Fund will use the first-in, first-out method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s systematic programs, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account.  The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund. In addition, the Fund is authorized to waive redemption fees for redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions.  Although frequent purchases and redemptions of Fund shares are generally permitted, the Fund only intends to waive redemption fees for redemptions the Fund reasonably believes do not raise frequent trading or market timing concerns.

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The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, the Fund will not receive the redemption fee.  If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee.  Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.  If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediaries’ customers.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

If you have completed the Telephone and Internet Options - Exchange section of the Application, you can exchange your shares of the Fund for shares of the same class of any other Fund offered by the Company in a separate Prospectus, (e.g., No Load Class shares for No Load Class shares).  If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed.  You should carefully read the Prospectus of the Fund before exchanging shares into that Fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another Fund. Therefore, an exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.  See “Redemption Fees” above.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s closing NAV.  Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

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Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of the Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV per share of that Class as of the close of business on the record date for such distributions.  However, you may elect on the Application to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December.  The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions
The Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise noted below, you will generally be subject to federal income tax on Fund distributions to you regardless whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

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Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions attributable to investments in U.S. corporations paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of such dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.  You will be notified annually of the tax status of distributions to you.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.  If more than 50% of the value of the total assets of the Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If the Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Fund is not eligible or chooses not to make this election the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges
You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in the Fund, including an exchange of shares pursuant to the Fund’s exchange privilege, based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
One major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
On the Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding.  If you (i) fail to provide a correct taxpayer identification number in the manner required; (ii) are subject to backup withholding by the Internal Revenue Service for failure to properly include on your return payments of taxable interest of dividends; (iii) fail to certify that you are not subject to backup withholding when required to do so or your taxpayer identification number, or have failed to certify that you are an “exempt recipient,” the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  The current withholding rate is 28%.

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U.S. Tax Treatment of Foreign Shareholders
Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States (provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits).  In the case of regulated investment companies such as the Funds, however, dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally exempt from the 30% withholding tax.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund.

Beginning January 1, 2014, however, the Fund will be required to withhold 30% tax on all payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on distributions, sales, exchanges and redemptions.  State income taxes may not apply, however, to any portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Future of Tax Treatment
Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that in 2013 the 15% maximum long-term capital gain rate will increase to 20%, the taxation of qualifying dividends at the long-term capital gain rate will cease and the backup withholding rate will increase to 31%.

More tax information relating to the Fund is provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, LLC. (“KFD”), an affiliate of the Investment Adviser, 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor for the shares of the Fund.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund.  For this service, the Investment Adviser receives an annual shareholder-servicing fee from each Class equal to 0.25% of the Fund’s average daily net assets attributable to that Class.

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Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates.  These payments are made out of the Investment Adviser’s, and/or its affiliates’, own assets and are not an additional charge to the Fund.  The payments are in addition to the shareholder servicing fees described in this Prospectus.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options.  You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator to the Fund and the Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank N.A. serves as Custodian for the Fund’s cash and securities.  The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.  USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of the Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in a Portfolio that is a series of a separately registered investment company.  The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses.  However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio.  For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk.  However, that possibility also exists for traditionally structured funds that have large or institutional investors.  Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio.  Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio).  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investment from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

The SAI contains more information about the Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

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Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.  [   ], [   ], is the independent registered public accounting firm for the Fund.

Description of Indexes

The MSCI AWCI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

The Barclays U.S. Aggregate Bond Index covers the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, BMS (agency fixed-rate and hybrid ARM pass-throughs) ABS, and CMBS.

The CBOE S&P 500 PutWrite Index measures the performance of a hypothetical portfolio that sells S&P 500 Index options against collateralized cash reserves held in a money market account.  The index’s strategy is designed to sell a sequence of one-month, at-the-money S&P 500 Index puts and invest cash at one- and three- month Treasury Bill rates.

The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general.  The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.

The ISE Water Index is a modified market-capitalization weighted portfolio of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries including companies engaged in water distribution, water filtration, flow technology and other water solutions. The inception date of the Index was November 20, 2006.  As of March 1, 2012, there were 36 securities that comprised the ISE Water Index.

The Palisades Water Index is a modified equal-dollar weighted index comprised of companies publicly traded in the United States that are positioned to benefit significantly from the escalating global demand for water and the ecological imperative of sustainable water resource governance. Accordingly, the Index serves as a proxy for measuring the increasing value of water resulting from the impact of temporal and spatial scarcity on the relationship between human health, ecological sustainability and economic growth.

The S&P® Global Water Index is comprised of 50 of the largest publicly traded companies in water-related businesses that meet specific invest ability requirements. The index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging markets.

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Financial Highlights

The financial highlights tables set forth below are intended to help you understand the Fund’s financial performance for the last five fiscal years (or the period since commencement of operations if the Fund has not been in operation for five years).  Most of the information reflects financial results with respect to a single No Load Class share of the Fund. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Except for the six-month period from January 1, 2012 to June 30, 2012, the financial information provided was audited by [   ], whose report, along with the Fund’s financial statements, are included in the Fund’s annual report and incorporated by reference into the SAI, both of which are available upon request.

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The Alternative Income Fund (formerly The Water Infrastructure Fund)

	For the Six Months Ended June 30, 2012 (Unaudited)	No Load Class for the Year Ended December 31, 2011	No Load Class for the Year Ended December 31, 2010	No Load Class for the Year Ended December 31, 2009	No Load Class for the Year Ended December 31, 2008	No Load Class June 29, 2007^ through December 31, 2007
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$7.79	$8.38	$8.86	$7.61	$10.17	$10.00
Income from Investment Operations:
Net investment income(2)	0.09	0.10	0.07	0.04	0.10	0.06
Net realized and unrealized gain (loss) on investments	0.37	(0.51)	(0.48)	1.21	(2.66)	0.20
Total from investment operations	0.46	(0.41)	(0.41)	1.25	(2.56)	0.26
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—
Less Distributions:
From net investment income	—	(0.18)	(0.07)	(0.00)(3)	—	(0.04)
From net realized gains	—	—	—	—	—	(0.05)
Total distributions	—	(0.18)	(0.07)	(0.00)(3)	—	(0.09)
Net Asset Value, End of Period	$8.25	$7.79	$8.38	$8.86	$7.61	$10.17
Total Return	5.91%(4)	(4.88)%	(4.60)%	16.46%	(25.17)%	2.64%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Period (000’s)	$4,034	$5,613	$7,001	$7,176	$6,598	$2,385
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.60%(5)	2.29%	2.17%	2.36%	2.20%	3.62%(5)
After expense reimbursement	1.64%(5)	1.64%	1.64%	1.64%	1.65%	1.74%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.25%(5)	0.59%	0.33%	(0.26)%	0.55%	(0.73)%(5)
After expense reimbursement	2.21%(5)	1.24%	0.86%	0.46%	1.10%	1.15%(5)
Portfolio turnover rate	26%(6)	69%(6)	111%(6)	45%(6)	66%(6)	7%(7)

^ Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is the annual turnover of The Alternative Income Portfolio.
(7)	Portfolio turnover rate is the turnover from inception date through year end of The Alternative Income Portfolio.

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Kinetics Mutual Funds, Inc.

The Alternative Income Fund

Investment Adviser	Kinetics Asset Management LLC
and Shareholder Servicing Agent	555 Taxter Road, Suite 175
Elmsford, NY 10523

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public	[ ]
Accounting Firm

Distributor	Kinetics Funds Distributor, LLC
555 Taxter Road, Suite 175
Elmsford, NY 10523

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated [   ], 2012
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for the Fund provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquiries, please contact us:

By Telephone:                                               By Internet:
(800) 930-3828                                                http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally, the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

1940 Act File No. 811-09303

28

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated October 26, 2012

No Load, Institutional, and Advisor Class A and C

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

[   ], 2012

Fund	Ticker Symbol
	No Load Class	Advisor Class A	Advisor Class C	Institutional Class
The Alternative Income Fund (formerly the Water Infrastructure Fund)	KWINX	KWIAX	KWICX	KWIIX

The Alternative Income Fund, (the “Fund”) of Kinetics Mutual Funds, Inc. (the “Company”) is in a master/feeder fund structure.  The Fund is a feeder fund to a corresponding series (the “Portfolio”) of Kinetics Portfolios Trust (the “Trust”).  Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Fund seeks its investment objectives by investing all of its investable assets in the Portfolio.  The Portfolio is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund.

This Statement of Additional Information (“SAI”) provides general information about the Fund and the Portfolio.  This SAI is not a Prospectus and should be read in conjunction with the Fund’s current No Load Class Prospectus, Institutional Class Prospectus, or Advisor Class A and Advisor Class C Prospectus, each dated [   ], 2012, as supplemented and amended from time to time, which are incorporated herein by reference.  To obtain a copy of the Fund’s Prospectus, please write or call the Fund at the address or telephone number below.  To obtain a copy of the Portfolio’s Prospectus and SAI dated [   ], 2012, that provide general information about the Portfolio and are incorporated herein by reference, please write or call the Portfolio at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: 1-800-930-3828

The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Company’s most recent Annual Report to shareholders are incorporated by reference into this SAI.  The Fund’s Annual Report may be obtained free of charge upon request by writing or calling the Fund at the address or telephone number shown above.

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General Information about Kinetics Mutual Funds, Inc.

The Company is a Maryland corporation, established on March 26, 1999.  The Company is comprised of several series of mutual funds, all of which are open-end investment companies.  This SAI pertains to the No Load, Institutional, Advisor Class A and Advisor Class C shares of The Alternative Income Fund, a series of the Company.  The Trust is a Delaware statutory trust, established on March 14, 2000.  The Trust is comprised of several series of mutual funds, all of which are open-end investment companies.  The principal business office for the Company and the Trust is located at 555 Taxter Road, Suite 175, Elmsford, New York 10523.

General Information about the Investment Adviser

Kinetics Asset Management LLC (formerly known and conducting business as Kinetics Asset Management, Inc.) (“Kinetics” or “Adviser” or “Investment Adviser”) is a Delaware limited liability corporation that serves as the investment adviser to the Portfolios.  Founded in 1996, the Adviser provides investment advisory services to the Company and the Trust, a family of eight mutual funds, with discretionary management authority over approximately $[   ] billion in assets at September 30, 2012.

The Investment Adviser is a wholly-owned subsidiary of Horizon Kinetics, LLC.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Fund.  All shares issued are fully paid and non-assessable.  Each holder of common stock has one vote for each share held.  Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Portfolios.  All shares issued are fully paid and non-assessable.  Each holder of shares of beneficial interest has one vote for each share held.  Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust currently consist of eight series each, respectively.  Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A and Advisor Class C.  Advisor Class A shares are subject to a front-end sales load and a Rule 12b-1 fee as described in the applicable Prospectus.  Advisor Class C shares are subject to a Rule 12b-1 fee as described in the applicable Prospectus.

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, LLC (“KFD” or the “Distributor”), the Company’s distributor.  The expenses incurred pursuant to the Rule 12b-1 Plans will be borne solely by Advisor Class A and Advisor Class C shares of the Fund and constitute the only expenses allocated on a Class by Class basis.

Rights of Each Share Class

Each share of common stock of the Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote.  All shares of all Classes of the Fund generally have equal voting rights.  However, matters affecting only one particular Fund or Class of shares can be voted on only by shareholders in that Fund or Class.  Only shareholders of Advisor Class A or Advisor Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class.  All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

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Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, which is a separately registered investment company.  The Portfolio, in turn, invests in securities using the strategies described in the Prospectus.  Accordingly, a shareholder’s interest in the Portfolio’s underlying investment securities is indirect.  In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors.  Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses.  However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund.  Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio.  Such differences in return are also present in other mutual fund structures.  In addition, a Master/Feeder Fund structure such as the structure used by the Fund, may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure.  The Fund structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies.  No assurance can be given, however, that the Fund structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund’s methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund may be managed as part of a larger pool of assets.  Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers.

Certain changes in the Portfolio’s objective, policies and/or restrictions may require the Company to withdraw the Fund’s interest in the Portfolio.  Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio.  The Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.  The Company’s Board of Directors retains the right to withdraw the investments of the Fund from the Portfolio at any time if it determines that such withdrawal would be in the best interest of the Fund’s shareholders.  The Fund would then invest all of its assets directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolios.  For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns.  Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk.  However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.  Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders.  Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Fund

The investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.

The Alternative Income Fund

The Alternative Income Fund is a non-diversified fund with a primary investment objective of providing current income and gains and a secondary investment objective of obtaining long-term growth of capital.  The Fund seeks to achieve its objectives by investing all of its investable assets in the Portfolio.  Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums.  The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for option strategies.

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Investment Restrictions

The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund’s outstanding voting securities.  The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio’s outstanding voting securities.  As used in this SAI, “a majority of the Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio. Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions.

1.	The Fund/Portfolio will not act as underwriter for securities of other issuers.

2.	The Fund/Portfolio will not make loans amounting to more than 33 1/3% of its total assets (including any collateral posted) or 50% of its total assets (excluding any collateral posted).

3.
With respect to 50% of its total assets, the Fund/Portfolio will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in its respective Portfolio.

4.
The Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that, with respect to the Fund/Portfolio, the Fund/Portfolio may enter into futures contracts and related options.

5.
The Alternative Income Fund/Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.  This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the respective Portfolio.

6.
The Alternative Income Fund/Portfolio will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 25% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries.  This policy shall not be deemed violated to the extent that the Fund invests all its investable assets in the Portfolio.

7.
The Fund/Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund/Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.	The Fund/Portfolio will not issue senior securities.

Investment Policies and Associated Risks

The following paragraphs provide a more detailed description of the Fund’s and Portfolio’s investment policies and risks identified in the Prospectus.  Unless otherwise noted, the policies described in this SAI pertain to the Fund and the Portfolio.  Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

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Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation.  Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Portfolio may invest in convertible and non-convertible debt obligations without regard to rating, and as a result, the Portfolio may purchase or hold securities in the lowest rating categories.  Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments.  As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  At no time will the Portfolio have more than 50% of its total assets invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by the Adviser, either at the time of purchase or as a result of a reduction in rating after purchase.  Please see “Appendix A” to this SAI for a description of debt security ratings.

The fixed-income securities in which the Portfolio may invest are generally subject to interest rate risk, credit risk, market risk and call risk.

Interest Rate Risk. The risk that when interest rates increase, fixed-income securities held by the Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

Credit Risk. This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“S&P”) provide a generally useful guide as to such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.  Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Call Risk.   The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

When-Issued and Delayed Delivery Transactions

The Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis.  These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time.  The seller’s failure to complete these transactions may cause the Portfolio to miss a price or yield considered advantageous.  Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

The Portfolio may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so.  In addition, the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates.  The Portfolio may realize short-term profits or losses upon the sale of such commitments.

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These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date.  These assets are marked to market daily and are maintained until the transaction is settled.  The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Exchange-Traded Funds (ETFs)

The Portfolio may invest in open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System.  ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index.  There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index.  ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.  Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value.  There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the ETF. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies.  The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

The Portfolio may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger.  The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Investment Company Securities

The Portfolio may invest in securities issued by other investment companies to the extent permitted by the 1940 Act.  Under the 1940 Act, the Portfolio’s investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio’s total assets with respect to any one investment company and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate.  Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.  In addition, Rule 12d1-1 under the 1940 Act permits the Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objectives and policies, as applicable. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Restricted and Illiquid Securities

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.  The Portfolio may invest in a limited amount of securities that are illiquid at the time of purchase, including restricted securities and other securities for which market quotations are not readily available.  Restricted securities are any securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) and are illiquid.  For purposes of the Fund’s/ Portfolio’s limitation on purchases of illiquid securities described in “Investment Restrictions” above, securities that are not registered under the 1933 Act and are determined to be liquid based upon a review of the trading markets for the specific restricted security will not be included.  This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

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Depositary Receipts

The Portfolio may invest in ADRs and in other forms of depositary receipts, such as IDRs and GDRs.  Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  In particular, ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depositary.  ADRs are traded in the United States and the prices of ADRs are quoted in U.S. dollars.  Investments in depositary receipts involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may ultimately be available for distribution to the Portfolio’s and Fund’s shareholders.

Derivatives

Buying Call and Put Options.  The Portfolio may purchase call options.  Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security that the Portfolio intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolio may purchase put options.  By buying a put, the Portfolio has the right to sell a security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options.  The Portfolio may write covered options on equity and debt securities and indices.  In the case of call options, so long as the Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option, however, index options and sector/industry based ETF options will be considered covered if the Portfolio holds a portfolio of securities substantially correlated with the movement of the index (or, to the extent it does not hold such a portfolio, segregates liquid assets in an amount equal to the value of the option on a daily, marked-to-market basis).  In the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

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Covered call options written by the Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price.  A call option written by the Portfolio is “covered” if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio or, in the case of index options and sector/industry based ETF options, will be considered covered if the Portfolio holds a portfolio of securities substantially correlated with the movement of the index.  A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolio may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolio.  The Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Portfolio has not entered into a closing purchase transaction.

As a writer of an option, the Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the market value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause the Portfolio, as applicable, to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to the Portfolio’s ability to close out the option it has written.

The Portfolio may write exchange-traded call options on its securities.  Call options may be written on portfolio securities indices, or foreign currencies.  With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Portfolio, as applicable, will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period.  When the Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

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During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to the Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that the Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both.  Effecting a closing purchase transaction will also permit the Portfolio to use cash or proceeds from the investments.  If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option.  Likewise, the Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

Writing Over-The-Counter (“OTC”) Options.  The Portfolio may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options.  The Portfolio may invest to a limited extent in OTC options.  Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, the Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when the Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission (“SEC”) has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities.

The Portfolio will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolio.

Futures Contracts.  The Portfolio may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Table of Contents - Statement of Additional Information

The Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”.  Thereafter, the Portfolio may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index.  The Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 10% of the Portfolio’s total assets.

To the extent the Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations or in futures or options accounts with custodial brokers.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures.  Although the Portfolio may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, the Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Portfolio’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of the Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on the Portfolio’s strategies for hedging its securities.

Table of Contents - Statement of Additional Information

Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, Interest Rate Floors, Caps and Collars and Currency Swaps

The Portfolio may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured.  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Portfolio also may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.  If the other party to such a transaction defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.  In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Portfolio under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Portfolio and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolio’s limitation on illiquid investments.

When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk − that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Table of Contents - Statement of Additional Information

The Portfolio will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NSRO”) or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser.  If there is a default by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.  The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecast of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Real Estate Investment Trusts (“REITs”).  A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  By investing in REITs indirectly through the Portfolio, shareholders of the Fund will bear not only their proportionate share of the expenses of the Portfolio, but also indirectly, similar expenses of underlying REITs.

REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations .

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments.  The Portfolio may invest up to 35% of its assets at the time of purchase in these securities to maintain liquidity.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments.  Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion.  The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

Portfolio Turnover

The Fund has elected to be treated as a regulated investment company (“RIC”) for federal tax purposes.  In order to qualify for the beneficial tax treatment afforded RICs, and to be relieved of Federal tax liabilities, RICs must distribute substantially all of their net income to shareholders generally on an annual basis.  Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement.  The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.  Portfolio turnover rates may vary depending on the volume of buying and selling activities.  Rates over 100% annually are considered high.  The table below shows the portfolio turnover rates for the past two fiscal years.  Portfolio turnover is reported at the Portfolio level.

Table of Contents - Statement of Additional Information

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2011	Fiscal Year Ended December 31, 2010
The Alternative Income Portfolio	69%	111%

Management of the Fund and the Portfolio

Board of Directors/Board of Trustees

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively.  Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act (“Independent Directors/Trustees”).  Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio.  The Boards have appointed Mr. Jay Kesslen, of the Adviser, as their Anti-Money Laundering Officer.

Each Board believes that each of the Director’s/Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors/Trustees lead to the conclusion that each Director/Trustee should serve in such capacity.  Among the attributes common to all Directors/Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors/Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors/Trustees.  A Director’s/Trustee’s ability to perform his duties effectively may have been attained through the Director’s/Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Company and Trust, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, specific details regarding each Director’s/Trustee’s principal occupations during the past five years are included in the table below.

Officers and Directors/Trustees of the Company and the Trust are listed below with their ages, addresses, present positions with the Company and Trust and principal occupations over at least the last five years.  Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 555 Taxter Road, Suite 175, Elmsford, New York, 10523.

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Independent Directors/Trustees

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Steven T. Russell (48) c/o Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 12 years	Attorney and Counselor at Law, Partner, Law firm of Russell and Fig (September 2002 to April 2010); Steven Russell Law Firm (April 2010 to present); Professor of Business Law and Finance, Suffolk County Community College (1997 to Present).	16	Director, The Magnetic Fund of Long Island, LP (a private investment company).
Douglas Cohen CPA (50) c/o Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 12 years	Chief Financial Officer, Sunrise Credit Services, Inc. (2005 to Present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to 2005).	16	Director, The Kinetics Fund, Inc. (a private investment company).
William J. Graham (50) c/o Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 12 years	Attorney, William J. Graham, PC (2001 to Present); Bracken & Margolin, LLP (1997 to 2001)	16	N/A

Table of Contents - Statement of Additional Information

Independent Directors/Trustees - continued

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Joseph E. Breslin (58) c/o Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ 12 years	Private Investor, 2009 –Present; Chief Operating Officer, Central Park Credit Holdings, (2007 – 2009); Chief Operating Officer, Aladdin Capital Management, LLC (2005 - 2007).	16	Trustee, Hatteras Alternative Mutual Funds Trust (4 portfolios); Trustee, Underlying Funds Trust (6 portfolios).
James M. Breen (53) c/o Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523	Independent Director/ Independent Trustee	Indefinite/ Appointed December 2008	Senior Special Agent, Homeland Investigations, Miami, FL (2011 to present); Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to 2011); Immigration & Customs Enforcement Representative, Athens, Greece (2006 to 2008); Immigration & Customs Enforcement, Senior Special Agent, Miami, FL (2000 to 2008).	16	N/A

Table of Contents - Statement of Additional Information

Interested Directors/Trustees & Officers

Name, Address and Age	Position(s) Held with the Company/Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/Trustee	Other Directorships Held by Director/Trustee
Murray Stahl* (58) c/o Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/ Trustee & Secretary	Indefinite/ 12 years	Chairman, The FRMO Corp. (2001 to Present) (provides consulting services to private investment funds and research services with respect to marketable securities); Chairman and Chief Investment Officer Horizon Kinetics, LLC, (formerly, Horizon Asset Management, LLC (an investment adviser) (1994 to Present); Kinetics Asset Management LLC and Kinetics Mutual Funds, Inc. (2002 to Present)).	16	Chairman of Horizon Kinetics, LLC; Chairman of FRMO Corporation.
Peter B. Doyle* (49) c/o Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/ Trustee, President & Chairman of the Board	Indefinite/ 10 years	President, Kinetics Asset Management LLC (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); Director and Officer, Horizon Asset Management, LLC (1994 to Present); Chief Investment Strategist, Kinetics Asset Management LLC and Kinetics Mutual Funds, Inc. (1998 to Present).	16	Director, The Kinetics Fund, Inc. (a private investment company); Director and Officer of FRMO Corporation.
Leonid Polyakov* (53) c/o Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523	Director/ Trustee & Treasurer	Indefinite/ 8 years	CFO, Kinetics Asset Management LLC (2000 to Present); President, Kinetics Funds Distributor, LLC (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); formerly, CFO, KBD Securities, LLC (2000 to Present).	16	Director, The Kinetics Fund, Inc. (a private investment company).
*	Directors/Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.
**	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

Table of Contents - Statement of Additional Information

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund and Portfolio rests with the Board of Directors of the Company and Board of Trustees of the Trust, respectively.  The Trust, on behalf of the Portfolio, has engaged the Adviser to manage the Portfolio on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Portfolio in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Company’s Articles of Incorporation and By-laws and the Trust’s Declaration of Trust and By-laws.  The Boards meet concurrently in-person at regularly scheduled meetings four times each year. In addition, the Boards may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Directors/Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Directors/Trustees meet with their independent legal counsel in-person during each quarterly in-person board meeting.  As described below, the Boards have established an Audit Committee and a Pricing Committee, and may establish ad hoc committees or working groups from time to time to assist them in fulfilling their oversight responsibilities.

The Boards have appointed Peter B. Doyle, an interested Director/Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Boards and to act as liaison with the Trust’s and Company’s service providers, counsel and other Directors/Trustees generally between meetings.  The Chairman may also perform such other functions as may be delegated by each Board from time to time.  The Boards do not have a lead independent Director/Trustee.  Each Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Directors/Trustees and the full Board in a manner that enhances effective oversight.

The Portfolio, and also the Fund, are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of each Board’s general oversight of the Portfolio and Fund and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Portfolio’s and Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  The Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  Each Board recognizes that it is not possible to identify all of the risks that may affect the Portfolio and Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Boards require senior officers of the Company and Trust, including the President, Treasurer and Chief Compliance Officer, and the Adviser, to report to the full Boards on a variety of matters at regular and special meetings of the Boards, including matters relating to risk management.  The Boards and the Audit Committee also receive regular reports from the Company’s/Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Boards also receive reports from certain of the Company’s/Trust’s other primary service providers on a periodic or regular basis, including the Company’s/Trust’s custodian, distributor and administrator.  The Boards may, at any time and in their discretion, change the manner in which they conduct risk oversight.

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Board Committees

The Boards have two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin Douglas Cohen, CPA* William J. Graham Steven T. Russell	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Fund/Portfolio.	The Committee met two times during the year ended December 31, 2011.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
James M. Breen Joseph E. Breslin* Douglas Cohen William J. Graham Steven T. Russell
Responsible for (1) monitoring the valuation of the Portfolio’s securities and other investments; and (2) as required by the Portfolio’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee met two times during the year ended December 31, 2011.
* Designates the Chairperson of the respective Committee.

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Board Interest in the Funds

As of December 31, 2011, the Directors/Trustees owned the following amounts in the Fund and in all of the Funds/Portfolios overseen by the Directors/Trustees:

Name of Director/Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	None	None
Douglas Cohen	None	$50,001-$100,000
William J. Graham	None	$10,001-$50,000
Joseph E. Breslin	None	$50,001-$100,000
James M. Breen	None	None

INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	None	Over $100,000
Leonid Polyakov	$10,001-$50,000	Over $100,000
Peter B. Doyle	$10,001-$50,000	Over $100,000

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $19,000 per year and $2,500 per Board meeting attended, with an additional $1,500 for each Pricing and/or Audit Committee meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman.  The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees.  None of the executive officers receive compensation from the Fund or the Portfolio except the Company’s/Trust’s Chief Compliance Officer.  The following table provides compensation information for the Directors/Trustees for the year-ended December 31, 2011.

Compensation Table
Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors/Trustees(2)
Interested Directors/Trustees
Murray Stahl(1)	None	None	None	None
Peter B. Doyle(1)	None	None	None	None
Leonid Polyakov(1)	None	None	None	None
Independent Directors/Trustees
Steven T. Russell	$[ ]	None	None	$35,000
Douglas Cohen	$[ ]	None	None	$40,000
William J. Graham	$[ ]	None	None	$35,000
Joseph E. Breslin	$[ ]	None	None	$40,000
James M. Breen	$[ ]	None	None	$35,000
(1)	“Interested person” as defined under the 1940 Act.
(2)	Includes compensation paid by Kinetics Portfolios Trust.

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Control Persons and Principal Holders of Securities

The following table provides the name and address of any person who owned of record or beneficially 5% or more of the outstanding shares of the Fund as of November 30, 2012 (a “principal shareholder”).  A control person is one who owns beneficially either directly or through controlled companies more than 25% of the voting securities of a company or who acknowledges or asserts the existence of control.  For all control persons that are companies, the parent company and jurisdiction under which the control person is organized is also provided.

The Alternative Income Fund

(No Load Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

(Advisor Class A Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]

(Advisor Class C Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

(Institutional Shares)

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]
[ ]	[ ]	[ ]	[ ]%	[ ]

Management Ownership

As of November 30, 2012, the officers and/or Directors of the Fund as a group owned less than [  ]% of the outstanding shares of the Fund and each Fund Class.

Proxy Voting Policies

The Trust, on behalf of the Portfolio, has delegated the voting of portfolio securities to the Adviser.  The Adviser has adopted policies and procedures for the voting of proxies on behalf of client accounts, including the Portfolio, for which the Adviser has voting discretion.  Pursuant to these policies and procedures, the Adviser’s guiding principles in voting proxies is to ensure that the manner in which proxies are voted is in the best interest of its clients and the value of the investment.  To this end, an independent third party proxy service, Institutional Shareholder Services Inc. (“ISS”), has been retained by the Adviser for their fundamental research on the proxy question and subsequent recommendations.  Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of the Adviser’s clients.  The Adviser’s Proxy Voting Policies and Procedures and a summary of ISS’ guidelines are attached as Appendix B.

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ISS will inform the Adviser’s proxy administrator of any proxies that do not fall within the adopted guidelines.  The Adviser’s proxy administrator will send the proxies in question to the Portfolio’s portfolio manager for review, documentation of vote rationale, and signature.  In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the Chief Investment Strategist for execution.

ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles.  ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS.  The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.

The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions.  These procedures include the Adviser’s use of ISS as an independent third party and a review and approval process for individual decisions that do not follow ISS recommendations.

More Information

The Portfolio’s actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Adviser’s proxy voting policies and procedures are also available on the Funds’ website at www.kineticsfunds.com or by calling toll-free at 1-800-930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser

The Board of the Trustees of the Trust, on behalf of the Portfolio, approved an advisory contract (the “Advisory Agreement”) with Kinetics.  The Advisory Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio, as applicable.  In either event, it must also be approved by a majority of the Trustees of the Portfolio who are neither parties to the Advisory Agreement nor “interested persons” of the Trust as defined in the 1940 Act at a meeting called for the purpose of voting on such approval.  The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees.  The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.  Ultimate decisions as to the Portfolio’s investment policies are made by the Portfolio’s officers and the Trustees or Directors.

Under the Advisory Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the securities portfolios and recommending to the Portfolio to what extent securities should be purchased or sold.  Pursuant to the Advisory Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Portfolio;
(2)	makes specific recommendations based on the Portfolio’s investment requirements; and
(3)	pays the salaries of those of the Portfolio’s employees who may be officers or directors or employees of the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Portfolio is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2012.

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Advisory Fees

The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio.  For the above advisory services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio’s average daily net assets.  All fees are computed on the average daily closing net asset value (“NAV”) of the Portfolio and are payable monthly.  Advisory fees are subsequently allocated to the Fund based on the Fund’s respective interest in the Portfolio.  Horizon provides certain research services to the Portfolio and does not receive a fee for such services.

During the fiscal years ended December 31, 2011, 2010 and 2009, the advisory fees payable to the Adviser that were allocated to the Fund were as follows:

Advisory Fees(1)	2011	2010	2009
The Alternative Income Fund	$104,640	$187,048	$89,713
(1)	Fees reflect Portfolio level expenses allocated to the Fund.

The Adviser has voluntarily agreed to waive advisory fees allocated to the Fund and to reimburse Fund expenses in order to keep total annual Fund operating expenses at a certain percentage for the Fund, as described in the Prospectus.  During the fiscal years ended December 31, 2011, 2010 and 2009 Kinetics waived advisory fees and reimbursed other Fund expenses in the following amounts:

	2011		2010		2009
Waiver and Reimbursements	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursements	Advisory Fee Waiver	Expense Reimbursements
The Alternative Income Fund	$112,918	$0	$137,029	$0	$123,364	$0

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below.  The Fund and/or Portfolio pay all other expenses, including:

•	fees and expenses of directors not affiliated with the Adviser;
•	legal and accounting fees;
•	interest, taxes, and brokerage commissions; and
•	record keeping and the expense of operating its offices.

Portfolio Managers

Investment Professionals for the Adviser

Mr. Peter B. Doyle
Mr. Doyle serves as the Chief Investment Strategist for the Portfolios and is a member of the investment team for the Portfolio.  The following provides information regarding other accounts managed by Mr. Doyle as of September 30, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	8	$1,201.24	0	$0.00
Other Pooled Investment Vehicles	11	$747.95	8	$176.44
Other Accounts	555	$1,048.44	3	$215.33

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Mr. Murray Stahl
Mr. Stahl serves as the Co-Portfolio Manager for the Portfolio.  The following provides information regarding other accounts managed by Mr. Stahl as of September 30, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	10	$1,781.00	0	$0.00
Other Pooled Investment Vehicles	22	$1,128.53	20	$929.04
Other Accounts	778	$1,399.81	7	$250.20

Mr. David Kingsley
Mr. Kingsley is a member of the investment team for the Portfolio.  The following provides information regarding other accounts managed by Mr. Kingsley as of September 30, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	2	$63.95	0	$0.00
Other Pooled Investment Vehicles	4	$99.39	4	$99.39
Other Accounts	0	$0.00	0	$0.00

Mr. Derek Devens
Mr. Devens serves as a Co-Portfolio Manager for the Alternative Income Portfolio.  The following provides information regarding other accounts managed by Mr. Devens as of September 30, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	2	$63.95	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Mr. James Davolos
Mr. Davolos is a member of the investment team for the Portfolio.  The following provides information regarding other accounts managed by Mr. Davolos as of September 30, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in Millions)
Other Registered Investment Companies	4	$1,000.85	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

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As of September 30, 2012, the Portfolio Managers that are responsible for the day-to-day management of the Portfolio beneficially owned shares of the Fund as shown below.

Dollar Range of Equity Securities in the Fund Beneficially Owned A. None B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 F. $500,001-$1,000,000 G. Over $1,000,000

Name of Fund
	Peter Doyle	Murray Stahl	James Davolos	David Kingsley	Derek Devens
The Alternative Income Fund	E	A	A	A	E

Compensation

Portfolio Managers are compensated with a base salary and bonus.  The base salary is a fixed amount.  Bonuses are subjective and are not tied to performance of the Fund, but instead are based on the overall contribution to the firm.  The Portfolio Managers also have access to a 401(k) retirement plan (to which the Adviser may make pretax contributions).  Additionally, certain Portfolio Managers are also equity owners of the Adviser.

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Material Conflicts of Interest

The Adviser’s portfolio managers are responsible for managing one or more of the Portfolio, as well as other accounts.  A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Portfolio or that may have a performance fee arrangement.  The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.  In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts and for other reasons that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts.  The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner.  The Adviser seeks to provide best execution of all securities transactions and aggregates and then allocates securities to client accounts in a fair and timely manner.  To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Fund under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions.  The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Fund.  For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Class of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund.  The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least [January 1, 2014].  The Adviser and/or its affiliates may pay additional compensation from time to time, out of their respective assets and not as an additional charge to the Fund, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Fund.  During the fiscal years ended December 31, 2011, 2010 and 2009, the Fund paid shareholder servicing fees as follows:

Shareholder Servicing Fees	2011	2010	2009
The Alternative Income Fund(1)	$42,799	$62,825	$42,554
(1)
The Adviser waived shareholder servicing fees in the amount of $2,089, $6,482 and $1,091 for the Institutional Class of the Alternative Income Fund for the fiscal year ended December 31, 2011, 2010 and 2009, respectively.

Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator of the Fund.  The Administrator is entitled to receive annual fees of 0.04% based on the Fund’s first $1 billion in average net assets, 0.02% on the next $6 billion in average net assets, and 0.015% on the balance, plus out-of-pocket expenses, which are payable monthly.  During the fiscal years ended December 31, 2011, 2010 and 2009, the aggregate amounts payable by the Fund to U.S. Bancorp (including amounts payable by the Portfolio and allocated to the Fund) for administrative services were as follows:

Administrative Services Fees(1)	2011	2010	2009
The Alternative Income Fund	$14,421	$20,552	$12,994
(1)	Fees reflect Fund level expenses as well as Portfolio level expenses allocated to the Fund.

U.S. Bancorp also serves as the Fund’s accountant and transfer agent.  As such, U.S. Bancorp provides certain shareholder services and record management services and acts as the Portfolio’s dividend disbursement agent.

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Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,
•	process purchase and redemption transactions,
•	process automatic investments of client account cash balances,
•	answer routine client inquiries regarding the Portfolio,
•	assist clients in changing dividend options,
•	account designations, and addresses, and
•	providing such other services as the Portfolio may reasonably request.

Distributor

Kinetics Funds Distributor, LLC, 555 Taxter Road, Suite 175, Elmsford, New York 10523, is the distributor of the Fund’s shares.  KFD is a registered broker-dealer and member of the Financial Industry Regulatory Authority, and an affiliate of the Adviser.

The Distributor was paid the following commissions on sales of Advisor Class A shares during the last three fiscal years.

Fund	2011	2010	2009
The Alternative Income Fund	$29,294	$118,102	$123,843

The Distributor retained approximately the following commissions on sales of Advisor Class A shares during the last three fiscal years:

Fund	2011	2010	2009
The Alternative Income Fund	$2,650	$12,605	$12,905

The following table shows all sales charges, commissions and other compensation received by KFDI directly or indirectly from the Fund during the fiscal year ended December 31, 2011.

Fund	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption and Repurchase	Brokerage Commissions in Connection with Fund Transactions	Other Compensation(2)
Alternative Income Fund	$2,650	0	0	0
(1)	Represents amounts received from front-end sales charges on Advisor Class A shares.
(2)	Represents payments made under Distribution Plans (see “Distribution Plans” below.)

Distribution Plans

The Company, on behalf of the Fund, has adopted separate Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A and Advisor Class C shares.  Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily NAV of such shares to the Distributor or other qualified recipient under the Plan.  Under the Advisor Class C Plan, Advisor Class C shares may pay an annual rate of 0.75% of the average daily NAV of Advisor Class C shares to the Distributor.  The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Fund to achieve economic viability.

The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Fund to reimburse KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan up to 0.50% of average daily net assets.  The Plan for Advisor Class C shares is a “compensation” type plan that provides the Company with the ability to use assets of the Fund to pay KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan.

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Activities covered by the Plans include:

•	the advertising and marketing of shares of the Fund covered by the Plans;
•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (as used in this section, “Independent Directors”), cast in person at a meeting called for that purpose.  As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Fund’s outstanding shares covered by the Plans.  All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans.  KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Pursuant to the Plans, during the fiscal year ending December 31, 2011, the Advisor Class A and Advisor Class C shares accrued the following fees:

Advisor Class A shares

12b-1 Fees	2011
Alternative Income Fund	$17,006

Advisor Class C shares

12b-1 Fees	2011
Alternative Income Fund	$20,016

These amounts were accrued and paid to broker-dealers as compensation for distribution services.  No payments pursuant to the Plans were made by the Fund for advertising, printing or mailing Prospectuses, or interest or other carrying or finance charges.

Custodian

U.S. Bank N.A. (“U.S. Bank”), with principal offices at 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212 is custodian for the securities and cash of the Portfolio.  Under a Custody Agreement with the Portfolio, U.S. Bank holds the Portfolio’s assets in safekeeping and keeps all necessary records and documents relating to its duties.  U.S. Bank receives an annual fee equal to 0.005% of the Portfolio’s market value with a minimum annual fee of $3,000.

U.S. Bank also serves as custodian of the securities and cash held by the Fund pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping and keeps all necessary records and documents relating to its duties.

Codes of Ethics

The Company, Kinetics and KFD have each adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolio, for their own accounts.

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Valuation of Shares

Shares of the Fund are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Fund.  The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities are valued each day at the last quoted sales price on the securities principal exchange.  If there is no sales price, a security is valued at the last reported bid price.  Securities that are listed on the Nasdaq Stock Market Inc. are valued using the NASDAQ Official Closing Price (“NOCP”) , and if no NOCP is available, then at the last reported bid price.  In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined in good faith in accordance with procedures approved by the Board of Trustees.  The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  If a composite price is not available, the mean of the highest bid price and lowest ask priced on the exchange where the option or future is traded will be used.  If neither a composite price or a mean of the highest bid price and lowest ask price is available, the security will be valued at the last quoted sales price.  Non-exchange traded options also will be valued at the mean between the last bid and asked quotations.  Securities which have no public market and all other assets of the Portfolio are considered at such value as the Investment Adviser may determine in good faith, in accordance with the Portfolio’s valuation procedures as approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Debt obligations that are investment grade and that have 60 days or less remaining until maturity are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.  Debt obligations (including convertible debt securities) (a) that are not investment grade or (b) that are investment grade and have more than 60 days remaining until maturity at purchase, will be valued at evaluated mean by a third party pricing vendor which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   Debt securities and other securities which, in the judgment of the Investment Adviser, do not properly represent the value of a security will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and the Company’s Board of Directors.

Trading in foreign securities may be completed at times when the NYSE is closed.  In computing the NAV of the Fund and the Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources.  In the absence of sales, the last available mean price between the closing bid and asked prices will be used.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.  Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE.  Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio’s net asset value.  If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees and the Company’s Board of Directors.

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The NAV per share of each Class of shares of the Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair market value.  In the event that amortized cost does not reflect market value, market prices as determined above will be used.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Trust’s Board of Trustees.

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Portfolio Holdings Information

The Company, on behalf of the Fund, and the Trust, on behalf of the Portfolio, maintains policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund and the Portfolio.  These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Fund and the Board of Trustees of the Trust on behalf of the Portfolio.  Disclosure of the Fund’s/Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  Under the Portfolio Holdings Policies, neither the Company/Trust nor any representative of the Company/Trust may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Fund and the Portfolio under the following circumstances:

•
twenty calendar days after the end of each calendar month, the Adviser may post (a) the top fifteen (15) securities held by the Fund/Portfolio and their respective percentage of the Portfolio on the Company’s website and (b) the top five (5) performing and the bottom five (5) performing securities held by each of the Trust’s portfolios; and

•
as required by the federal securities laws, the Fund/Portfolio will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Disclosure to such third parties must be approved in advance by the Company’s/Trust’s or Adviser’s President.  The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund/Portfolio, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Fund/Portfolio) only upon approval by the Company’s/Trust’s or Adviser’s President, who must first determine that the Fund/Portfolio has a legitimate business purpose for doing so.  In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.  In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Trust’s Adviser, the Company’s/Trust’s transfer agent and Administrator – U.S. Bancorp Fund Services, LLC, the Company’s/Trust’s independent registered public accounting firm, the Company’s/Trust’s custodian, the Company’s/Trust’s legal counsel and the Company’s/Trust’s proxy voting service.  Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions.  “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).  Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio.  Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of a Fund/Portfolio only with the permission of the Administrator.  From time to time portfolio holdings information may be provided to broker-dealers solely in connection with the Fund/Portfolio seeking portfolio securities trading suggestions.  In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s/Trust’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements.  Furthermore, the Portfolio Holdings Policies can only be revised by Board approval.  The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s/Trust’s portfolio holdings in contravention of the Company’s/Trust’s Portfolio Holdings Policies.

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In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s/Trust’s portfolio holdings is in the best interests of the Company’s/Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company/Trust or its service providers when disclosing non-public portfolio holdings information to selected third parties:  (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s/Trust’s shareholders and the service providers.

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.  Shares of the Fund are sold at its NAV plus any applicable sales charge.  Except for the Fund itself (through KFD), only investment dealers that have an effective selling agreement with the Fund are authorized to sell shares of the Fund.

Anti-Money Laundering Program

The Fund have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and completing a thorough review of all New Account Application Forms.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Offering Price of Advisor Class A Shares

Advisor Class A Shares of the Fund are sold with a maximum front-end sales charge of 5.75%.  Using the NAV per share as of September 30, 2012, the maximum offering price of the Fund’s Advisor Class A Shares would be as follows:

Fund	Net Asset Value	Maximum Sales Charge	Offering Price to Public
The Alternative Income Fund	$[ ]	[ ]%	$[ ]

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the applicable Prospectus due to rounding in the calculations.  Contact your broker or dealer for further information.

Advisor Class A Shares – Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;
•	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or
•	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

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Employees, directors or trustees of the Adviser, KFDI, the Company, the Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities’ employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares – Reducing the Sales Charge

Advisor Class A shares of the Fund are sold at its NAV plus a sales charge as described in the Prospectus.  Shareholders can reduce the sales charge on purchases of Advisor Class A shares by :

•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
•	signing a 13-month letter of intent
•	using the reinvestment privilege
•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances.  Consult your broker-dealer.

Large Purchases and Quantity Discounts   As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share.  If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of the Fund, the purchases will be added together with the amount already invested in the Fund.  For example, if a shareholder already owns shares of the Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more of the Fund at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus.  At the time of purchasing additional purchases, shareholders should inform the Fund in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent   If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge.  A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period.  It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed.  The shares held in escrow in the investor’s account will be released when the 13-month period is over.  If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect.  Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased.  Any shares purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date.  The investor’s prior trade prices will not be adjusted.

Reinvestment Privilege   If Advisor Class A shares of any of the Fund have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge.  Shareholders should inform the Fund, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases   Another way to reduce the sales charge is to combine purchases made at the same time in a Fund and one or more other Funds offered by the Company that apply sales charges.  For example, if an investor invests $30,000 in Advisor Class A shares of the Fund, and $70,000 in Advisor Class A shares of another Fund offered by the Company, the sales charge would be lower.  Investors should inform the Fund in writing about the concurrent purchases so that they will not be overcharged.

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Broker-Dealer Purchases   Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Involuntary Redemptions   The Fund reserves the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A and Advisor Class C shares and less than $100,000 with respect to the Institutional Class.  See the applicable Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares of the Fund for shares of any other Fund offered by the Company.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.  An exchange of Fund shares held for 30 days or less may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•	In Writing

You may send your exchange request in writing.  Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Generally, you may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares and Advisor Class C shares for Advisor Class C shares.  In all cases involving Advisor Class A share exchanges, shareholders will be required to pay a sales charge only once, assuming they are not eligible for a sales charge waiver.

NOTE:  The Fund may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Fund does not intend to issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Special Incentive Programs

At various times the Fund may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Fund, or (b) participate in sales programs sponsored by the Fund.  In addition, the Adviser, in its discretion, may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund.  These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

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Investing Through Authorized Brokers or Dealers

The Fund may authorize one or more brokers to accept purchase orders on a shareholder’s behalf.  Brokers are authorized to designate intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when an authorized broker or agent accepts the order.  Orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly.  Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be effected at the next determined NAV.  It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-800-930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation (“FDIC”);
•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
•	a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or
•	any other “eligible guarantor institution” as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions.  The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment.  The Fund is not designed for short-term traders.

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For these reasons, the Fund assesses a 2.00% fee on the redemption or exchange of Fund shares held for 30 days or less.  These fees will be paid to the Fund to help offset transaction costs.  The Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Fund will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period.  Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed using the current NAV of those shares.  The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Fund for a 30-day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis.  This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account.  The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Fund.  In addition, the Fund are authorized to waive redemption fees for redemptions to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions. Although frequent purchases and redemptions of Fund shares are generally permitted, the Fund only intends to waive redemption fees for redemptions the Fund reasonably believes does not raise frequent trading or market timing concerns.

Brokerage

The Portfolio’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser, on behalf of the Portfolio, of negotiated brokerage commissions.  Such commissions vary among different brokers.  A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.  Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up.  In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers.  A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved.  For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available.  The Trust’s Board of Trustees and the Company’s Board of Directors periodically review the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser.  Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions.  The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that they manage, as opposed to solely benefiting one specific managed fund or account.

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The Trust, on behalf of the Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Portfolio’s custodian, administrative or transfer agency fees, and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker.  The Adviser, on behalf of the Trust/Company, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolio may direct certain portfolio trades to unaffiliated brokers who pay a portion of the commissions for those trades in cash to the Portfolio that generated the commission.

From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Fund/Portfolio (“selling brokers”) pursuant to policies adopted by the Company’s/Trust’s Board of Directors/Trustees.  These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Fund’s/Portfolio’s shares as a factor in selecting executing brokers for the Fund/Portfolio, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Fund/Portfolio, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Fund’s/Portfolio’s commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Fund/Portfolio.  This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The same security may be suitable for the Portfolio, another Portfolio of the Trust or other private accounts managed by the Adviser.  If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts.  The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

All brokerage commissions are reflected at the Portfolio level.  The following table represents the total brokerage commissions paid by the Portfolio for the years ended December 31, 2011, 2010 and 2009, respectively:

Total Brokerage Commissions Paid	2011	2010	2009
The Alternative Income Portfolio	$17,044	$50,757	$24,375

The value of the Fund’s aggregate holdings of the securities of their regular broker or dealer as of December 31, 2011, was as follows:

Fund	Regular Broker-Dealer	Value
The Alternative Income Portfolio	U.S. Bank, N.A.	$239,000

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Taxes

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Federal – General Information

The Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with this distribution requirement.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

The Fund invests all of its assets in and derives all of its income from its corresponding master portfolio.  The master portfolio is treated as a partnership for federal tax purposes, and the Fund will be treated as recognizing an allocable share of the income, gain, loss, deduction and credit of the master portfolio in which it invests.  For purposes of the income and diversification requirements, the Fund will be treated as receiving its allocable share of items of income and gain of the master portfolio and as owning its allocable share of a master portfolio’s assets.  Thus, the Fund’s ability to satisfy the income and diversification requirements depends upon the character of a master portfolio’s income and assets.  The master portfolio intends to invest its assets so that its Fund investors will satisfy the income and diversification requirements.

If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

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The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Financial Instruments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a master portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  The tax consequences of such transactions and investments will pass through to the Fund and may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which any master portfolio invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if a master portfolio fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

Capital Loss Carryforwards

For federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any year beginning on or before December 22, 2010 to offset its own capital gains, if any, during the eight years following the year of loss.  As of December 31, 2011, the Fund had net capital loss carryforwards available to reduce future capital gains in the amounts subject to the expiration dates set forth in the following table:

Fund	2018	2017	2016	2015	2014	2013
The Alternative Income Fund	$2,203,647	$4,868,599	$1,430,796	-	-	-

As a result of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), losses incurred in 2011 and subsequent years retain their character, short-term or long-term, may be carried forward indefinitely and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

As of December 31, 2011, the Fund did not accumulate net capital loss carryforwards.

State and Local Taxes

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund could be subject to the tax laws of such states or localities.

Independent Registered Public Accounting Firm

[   ], [   ], serves as the Fund’s independent registered public accounting firm.  Its services include an audit of the Fund’s financial statements and the performance of other related audit and tax services.

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Financial Statements

The Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2011 and Semi-Annual Report for the period ended June 30, 2012, have been filed with the SEC.  The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm included in the Annual Report and Semi-Annual Report are incorporated by reference into this SAI.

Financial statements certified by the Fund’s independent registered public accounting firm will be submitted to shareholders at least annually.

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Appendix A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.  The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings reflect the likelihood of a default on contractually required payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

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Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” – An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

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Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aaa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present .

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

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4

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

(“high”, “low”) – All rating categories other than “AAA” and “D” are denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

h  Amortization schedule - the larger the final maturity relative to other maturities, the       more likely it will be treated as a note; and

h  Source of payment - the more dependent the issue is on the market for its refinancing,       the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

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Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned, a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

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Appendix B

[ISS Logo]

2012 U.S. Proxy Voting Concise Guidelines

December 20, 2011

Institutional Shareholder Services Inc.

Copyright © 2011 by ISS.

www.issgovernance.com

Table of Contents - Statement of Additional Information

2012 U.S. Proxy Voting Concise Guidelines
The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2012 proxy voting guidelines can be found at http://www.issgovernance.com/files/2012USSummaryGuidelines.pdf

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

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Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1. Board Accountability
2. Board Responsiveness
3. Director Independence
4. Director Competence

1. Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

Problematic Takeover Defenses:

Classified Board Structure:

1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder- approved poison pill.

Poison Pills:

1.3. The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHOLD or AGAINST every year until this feature is removed;

1.4. The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6. The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•
The date of the pill‘s adoption relative to the date of the next meeting of shareholders– i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer‘s rationale;
•	The issuer's governance structure and practices; and
•	The issuer's track record of accountability to shareholders.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7. The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8. The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12. The company maintains significant problematic pay practices;
1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16. The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company's response, including:
O	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
O	Specific actions taken to address the issues that contributed to the low level of support;
O	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company's ownership structure; and
•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Goverance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
1.17. Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
1.18. Failure to replace management as appropriate; or
1.19. Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Board Responsiveness

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:
2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;
2.2. The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;
2.3. The board failed to act on takeover offers where the majority of shares are tendered;
2.4. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or
2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:
2.6. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company's ownership structure and vote results;
•	ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year's support level on the company's say-on-pay proposal.

3. Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
3.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.4. Independent directors make up less than a majority of the directors.

4. Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1. The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2. Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;
•	Family emergencies; and
•	Missing only one meeting.

These reasons for directors' absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3. Sit on more than six public company boards; or
4.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own– withhold only at their outside boards.

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Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

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Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and
•	Proposal-specific factors, including:
O	The ownership thresholds proposed in the resolution (i.e., percentage and duration);
O	The maximum proportion of directors that shareholders may nominate each year; and
O	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

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Shareholder Rights & Defenses

Exclusive Venue

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and
•	Whether the company has the following good governance features:
O	An annually elected board;
O	A majority vote standard in uncontested director elections; and
O	The absence of a poison pill, unless the pill was approved by shareholders.

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Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

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Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

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Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders' current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered3 right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.

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CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
O	The company's use of authorized shares during the last three years
•	The Current Request:
O	Disclosure in the proxy statement of the specific purposes of the proposed increase;
O	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
O
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

▶▶▶▶▶

3 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
O	The company's use of authorized preferred shares during the last three years;
•	The Current Request:
O	Disclosure in the proxy statement of the specific purposes for the proposed increase;
O	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
O
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

O	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:
O	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
O	The new class of shares will be transitory;
•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

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Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay – MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);
•	The company maintains significant problematic pay practices;
•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

•	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:
O	Magnitude of pay misalignment;
O	Contribution of non-performance-based equity grants to overall pay; and
O	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1. Peer Group4 Alignment:

•	The degree of alignment between the company's TSR rank and the CEO's total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);
•	The multiple of the CEO's total pay relative to the peer group median.

2. Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

4 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;
•	The ratio of performance-based compensation to overall compensation;
•	The completeness of disclosure and rigor of performance goals;
•	The company's peer group benchmarking practices;
•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
•	Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and
•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;
•	Incentives that may motivate excessive risk-taking; and
•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
O	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
O	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);
O	CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•	Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
O	The company's response, including:
▪ Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
▪ Specific actions taken to address the issues that contributed to the low level of support;
▪ Other recent compensation actions taken by the company;
O	Whether the issues raised are recurring or isolated;
O	The company's ownership structure; and
O	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

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Frequency of Advisory Vote on Executive Compensation (Management "Say on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

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Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company's golden parachute compensation, consistent with ISS' policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);
•
Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
•
In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•
The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company's separate advisory vote on compensation ("management "say on pay"), ISS will evaluate the "say on pay" proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits repricing;
•	A pay-for-performance misalignment is found;
•	The company’s three year burn rate exceeds the burn rate cap of its industry group;
•	The plan has a liberal change-of-control definition; or
•	The plan is a vehicle for problematic pay practices.

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Social/Environmental Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;
•	The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	Whether the company's analysis and voting recommendation to shareholders are persuasive;
•	What other companies have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Political Spending & Lobbying Activities

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities. However, the following will be considered:

•
The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

•	Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:

•	The company's current disclosure of relevant policies and oversight mechanisms;
•	Recent significant controversies, fines, or litigation related to the company's public policy activities; and
•	The impact that the policy issues may have on the company's business operations.

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Hydraulic Fracturing

Generally vote FOR proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

•	The company's current level of disclosure of relevant policies and oversight mechanisms;
•	The company's current level of such disclosure relative to its industry peers;
•	Potential relevant local, state, or national regulatory developments; and
•	Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

▶▶▶▶▶
Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

▶▶▶▶▶

PROXY VOTING POLICIES AND PROCEDURES

I.              INTRODUCTION AND OVERVIEW

Horizon Kinetics LLC (“HK”), on behalf of Horizon Asset Management LLC, Kinetics Asset Management LLC and Kinetics Advisers, LLC (collectively the “Advisers”) has adopted these Proxy Voting Policies and Procedures (“Proxy Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with respect to the voting of client proxies.  The Advisers are investment advisers to an investment company (Kinetics Portfolios Trust) and institutional and private clients (together, the “Other Clients”) (Other Clients and Kinetics Portfolios Trust hereinafter referred to collectively as the “Clients”).  Pursuant to these Policies and Procedures, the Advisers shall vote proxies (a) on behalf of Kinetics Portfolios Trust and (b) on behalf of Other Clients for whom the Advisers have been given and agreed to accept voting authority.  The fundamental guideline followed by the Advisers in voting proxies is to ensure that the manner in which shares are voted is in the best interest of its Clients and the value of the investment.

II.             ADMINISTRATION

Proxy Voting Administration Through the Institutional Shareholder Services System.  The Advisers have delegated responsibility for the administration of proxy voting Institutional Shareholder Services Inc. (“ISS”), a Delaware corporation, through the Internet-based proxy voting system operated by ISS.

Accordingly, ISS:

a.  processes all proxies received in connection with underlying portfolio securities held by the Adviser’s Clients;

b. applies ISS’ proxy voting procedures (hereinafter, the “ISS Proxy Voting Guidelines”), which the Advisers have reviewed, analyzed, and determined to be consistent with the views of the Advisers on the various types of proxy proposals; and

c.  maintains appropriate records of proxy voting that are easily-accessible by appropriate authorized persons of ISS.

Accordingly, the Advisers Policies and Procedures incorporate the ISS Proxy Voting Guidelines, to the extent appropriate.  A copy of the current ISS Proxy Voting Guidelines Summary is attached hereto at Appendix A.

The Advisers have given an authorization and direction letter to each Client’s custodian, which custodian then forwards all proxy statements received on behalf of the Client directly to ISS to vote the proxies.  The Advisers update ISS’ Client list on a periodic basis.

When (i) the ISS Proxy Voting Guidelines do not cover a specific proxy issue, and ISS does not provide a recommendation, or (ii) ISS recuses itself from voting proxies when it has a material conflict of interest with the company whose proxies are at issue, ISS notifies the Advisers’ Proxy Administrator.  The Proxy Administrator will review the proxy with the Chief Compliance Officer (“CCO”), General Counsel (“GS”) or Chief Investment Strategist (“CIS”), or their delegate(s) to determine whether the Advisers should vote the proxy.  In determining whether to vote a particular proxy, the Advisers will consider a variety of factors, including, but not limited to, the costs associated with voting, whether the proxy is in a foreign market and the feasibility of registering in that market, and the potential benefit derived from the vote.  If the Advisers determine to vote the proxy, the Proxy Administrator will instruct ISS accordingly.  The CCO, GC or CIS will use his or her best judgment in voting proxies on behalf of Clients.

In evaluating how to vote a proxy, the CCO, GC or CIS may consider a variety of factors, including, but not limited to, information from various sources, including management of a company presenting a proposal, shareholder groups, and independent proxy research services.

Proxy Administrator.  The Advisers designate the General Counsel, or his designee(s) as its Proxy Administrator (“Proxy Administrator”).  In addition to the duties described above, the Proxy Administrator also reviews questions and responds to inquiries from Clients and mutual fund shareholders pertaining to proxy issues and corporate responsibility.

Monitoring the ISS Proxy Voting Guidelines.  Periodically, on request, the Advisers will require ISS to provide a report and/or representation that all proxies voted by ISS on behalf of the Advisers’ Clients during the applicable period were voted in accordance with the ISS Proxy Voting Guidelines.

The CCO, GC or CIS of the Advisers and the Proxy Administrator shall review the ISS Proxy Voting Guidelines on a yearly basis to determine whether these guidelines continue to be consistent with the Advisers’ views on the various types of proposals covered by the ISS Proxy Voting Guidelines.  The CCO, GC or CIS will also review any material changes made by ISS to the ISS Proxy Voting Guidelines.

When reviewing the ISS Proxy Voting Guidelines, the Advisers will consider, among other things, whether the Guidelines are designed to vote proxies in a manner consistent with the goal of voting in the best interest of its Clients.  The Advisers also shall review the Advisers’ Proxy Policies and Procedures and the ISS Proxy Voting Guidelines to make certain that both comply with any new rules promulgated by, or interpretations issued by, the SEC or other relevant regulatory policies.

Conflicts of Interest

ISS issues voting recommendations and casts proxy votes strictly in accordance with pre-determined proxy voting guidelines, which the Advisers believe are in the best interests of its clients.  The adherence to pre-determined proxy voting guidelines by the Advisers and ISS helps reduce conflicts of interests and helps ensure that proxy votes are cast in accordance with the best interests of the Advisers’ Clients.

Nevertheless, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of the Advisers, the proxy will be voted strictly in conformity with the recommendation of ISS.

To monitor compliance with these procedures, any proposed or actual deviation from a recommendation of ISS must be reported to the CCO, GC or CIS of the Advisers.  The CCO, GC or CIS of the Advisers would then provide guidance concerning the proposed deviation and whether this deviation presents any potential conflict of interest.

In the case of Kinetics Portfolios Trust, the Advisers shall report each deviation from an ISS recommendation regarding a proxy received in connection with underlying portfolio securities held by a Portfolio to the Board of Trustees of Kinetics Portfolios Trust at the next formal meeting of the Portfolio’s Board of Trustees.

In the case of Clients other than Kinetics Portfolios Trust, the Advisers: (i) shall maintain an appropriate record of each deviation from an ISS recommendation regarding a proxy received in connection with underlying portfolio securities held by an Other Client.

As a matter of policy, the employees of the Advisers who manage proxy voting through ISS shall not be influenced by outside sources.

III.           REPORTING AND RECORD RETENTION

The Advisers or ISS will maintain the following records relating to proxy votes cast under these Proxy Policies and Procedures.

I.	A copy of these Proxy Policies and Procedures.

II.	A copy of the ISS Proxy Voting Guidelines.

III.
A copy of proxy statements received regarding underlying portfolio securities held by Clients (received through ISS, with either hard copies held by ISS or electronic filings from the SEC’s EDGAR system).

IV.
Records of each vote cast on behalf of Clients including: (i) the name of the issuer of the portfolio security; (ii) the exchange ticker symbol of the portfolio security; (iii) the Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security; (iv) the shareholder meeting date; (v) a brief identification of the matter voted on; (vi) whether the matter was proposed by the issuer or by a security holder; (vii) whether the Advisers cast its vote on the matter; (viii) how the Advisers cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and (ix) whether the Advisers cast its vote for or against management.

IV.	A copy of any document created by the CCO or Proxy Administrator that was material to making a decision on how to vote proxies on behalf of a Client or that memorialized the basis for the decision.

V.	A copy of each written Client request for proxy voting information and a copy of any written response by the Advisers.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations.  The Proxy Administrator will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request.

The most recent copy of the Proxy Policies and Procedures are available on HK’s website at www.horizonkinetics.com as well as www.kineticsfunds.com.  Questions related to the Advisers’ Proxy Policies and Procedures should be directed in writing addressed to the Proxy Administrator at the address below:

Horizon Kinetics LLC

Attn: Proxy Administrator

470 Park Avenue South

New York, NY 10016

Last Updated: January 2012

KINETICS MUTUAL FUNDS, INC.
PART C
OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation
	(1)	Articles of Amendment and Restatement.1
	(2)	Articles of Amendment to Articles of Amendment and Restatement.2
	(3)	Articles of Amendment to Articles of Amendment and Restatement10
	(4)	Articles Supplementary.2
	(5)	Articles Supplementary.4
	(6)	Articles Supplementary.6
	(7)	Articles Supplementary.10
	(8)	Articles Supplementary.12
(b)		Amended and Restated By-laws.1
(c)		Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.
(d)	Investment Advisory Agreements.
(1)
Investment Advisory Agreements between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Internet, Global, Paradigm, Medical and Small Cap Opportunities Portfolios) incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000.

(1)(i)
Addendums to Investment Advisory Agreements between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Internet, Global, Paradigm, Medical and Small Cap Opportunities Portfolios) incorporated by reference to Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2002.

(2)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Market Opportunities Portfolio) incorporated by reference to Amendment No. 13 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2006.

(3)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Water Infrastructure Portfolio) incorporated by reference to Amendment No. 16 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on June 29, 2007.

(4)
Investment Advisory Agreement between Kinetics Portfolios Trust and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) (Multi-Disciplinary Portfolio) incorporated by reference to Amendment No. 17 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on February 8, 2008.

(e)	Underwriting Contracts
	(1)	Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, LLC dated September 15, 2000.2
	(1)(i)	Schedule A dated December 18, 2009 to the Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributors, LLC13
	(2)	Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC and Quasar Distributors, LLC dated September 20, 2000.2
	(2)(i)	Fourth Amendment dated December 18, 2009 to the Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC and Quasar Distributors, LLC dated September 20, 200012
(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements
	(1)	Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006.7
	(1)(i)	Fourth Amendment dated December 18, 2009 to Custody Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bank N.A. dated June 26, 2006.12
(h)	Other Material Contracts
	(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.7
	(1)(i)	Seventh Amendment dated December 18, 2009 to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated January 1, 2002.12

	(2)	Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005.4
	(2)(i)	Fifth Amendment dated December 18, 2009 to Fund Accounting Servicing Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC dated December 15, 2005.12

	(3)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 18, 2009.12

	(4)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) with respect to the No Load, Advisor Class A, B and C Shares.5
	(4)(i)	Schedule A dated [ ] to Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) – to be filed by amendment.

	(5)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc). with respect to the Institutional Share Class.3
	(5)(i)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated December 18, 2009 – to be filed by amendment.

	(6)	Agreement of the Joint Insureds between Registrant, Kinetics Portfolios Trust and The Internet Fund, Inc.1

	(7)	Power of Attorney14

(i)	Legal Opinions.
	(1)	Legal opinion dated October 4, 2004.2
	(2)	Legal opinion dated January 31, 2006.4
	(3)	Legal opinion dated April 10, 2007.6
	(4)	Legal opinion dated November 16, 2007.8
(j)	Other Opinions.
	(1)	Consent of Counsel – filed herewith.
	(2)	Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)	Omitted Financial Statements. Not applicable.
(l)	Initial Capital Understanding.1
(m)	Rule 12b-1 Plans.
	(1)	Retail Distribution Plan for Advisor Class A Shares (12b-1 Plan).9
	(1)(i)	Exhibit A to the Retail Distribution Plan for Advisor Class A Shares.12
	(2)	Retail Distribution Plan for Advisor Class C Shares (12b-1 Plan).9
	(2)(i)	Exhibit A to the Retail Distribution Plan for Advisor Class C Shares.12
(n)	Rule 18f-3 Plan.9
	(1)	Exhibit A to the Rule 18f-3 Plan.12

(o)	Reserved.
(p)	Code of Ethics.
(1)
Code of Ethics for Kinetics Portfolio Trust, Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, LLC, KBD Securities, LLC, Kinetics Asset Management LLC (formerly known as Kinetics Asset Management, Inc.) and Kinetics Advisers, LLC11

1	Filed September 7, 1999 with Pre-Effective Amendment No. 3 to the Registration Statement.
2	Filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.
3	Filed April 29, 2005 with Post-Effective Amendment No. 18 to the Registration Statement.
4	Filed January 31, 2006 with Post-Effective Amendment No. 22 to the Registration Statement.
5	Filed May 1, 2006 with Post-Effective Amendment No. 23 to the Registration Statement.
6	Filed April 10, 2007 with Post-Effective Amendment No. 24 to the Registration Statement.
7	Filed June 29, 2007 with Post-Effective Amendment No. 27 to the Registration Statement.
8	Filed November 16, 2007 with Post-Effective Amendment No. 28 to the Registration Statement.
9	Filed February 8, 2008 with Post-Effective Amendment No. 30 to the Registration Statement.
10	Filed May 1, 2008 with Post-Effective Amendment No. 32 to the Registration Statement.
11	Filed April 30, 2009 with Post-Effective Amendment No. 33 to the Registration Statement.
12	Filed December 30, 2009 with Post-Effective Amendment No. 35 to the Registration Statement.
13	Filed April 30, 2010 with Post-Effective Amendment No. 37 to the Registration Statement.
14	Filed April 27, 2012 with Post-Effective Amendment No. 40 to the Registration Statement.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is controlled by its Board of Directors.

ITEM 30.	INDEMNIFICATION

Reference is made to the Ninth paragraph of Registrant’s Articles of Amendment and Restatement, Article VIII of Registrant’s Amended and Restated By-Laws, and Paragraph 10(a) of the Distribution Agreement between Registrant and Kinetics Funds Distributor, LLC.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Company.  With respect to Kinetics Funds Distributor, LLC, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Kinetics Asset Management LLC is an investment adviser registered under the Investment Advisers Act of 1940, as amended.  Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

ITEM 32.	PRINCIPAL UNDERWRITERS:

(a) As of the date of this filing, Kinetics Funds Distributor, LLC (“KFD”), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of KFD are as follows:

Name and Principal Business Address	Position and Offices with Kinetics Funds Distributor, LLC	Positions and Offices with Registrant
Leonid Polyakov 555 Taxter Road, Suite 175, Elmsford, New York 10523	President	Director, Treasurer

(c) None.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s investment adviser	Kinetics Asset Management LLC 555 Taxter Road, Suite 175 Elmsford, New York 10523
Registrant’s custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

ITEM 34.	MANAGEMENT SERVICES:
Not applicable.

ITEM 35.	UNDERTAKINGS:
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Kinetics Mutual Funds, Inc., has duly caused this Post-Effective Amendment No. 42 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Elmsford and State of New York, on the 26th day of October, 2012.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
      Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 42 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President, Chairman of the Board	October 26, 2012
Peter B. Doyle
Douglas Cohen*	Director	October 26, 2012
Douglas Cohen
William J. Graham*	Director	October 26, 2012
William J. Graham
Steven T. Russell*	Director	October 26, 2012
Steven T. Russell
Murray Stahl*	Director and Secretary	October 26, 2012
Murray Stahl
Joseph E. Breslin*	Director	October 26, 2012
Joseph E. Breslin
James Breen*	Director	October 26, 2012
James M. Breen
Leonid Polyakov*	Director and Treasurer	October 26, 2012
Leonid Polyakov
/s/ Jay Kesslen		October 26, 2012
Jay Kesslen

*By: /s/ Jay Kesslen
              Attorney-In-Fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on April 27, 2012.

Pursuant to the requirements of the Investment Company Act, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of Elmsford and State of New York, on the 26th day of October, 2012.

KINETICS PORTFOLIOS TRUST

/s/ Peter B. Doyle*
      Peter B. Doyle,
      President and Chairman of the Board

*By: /s/ Jay Kesslen
              Attorney-In-Fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on April 27, 2012.